CONTRACT PROSPECTUS -- MAY 1, 2004
--------------------------------------------------------------------------------

THE CONTRACT. The contract described in this prospectus is a group or individual ING Variable Annuity deferred variable annuity contract issued by ING Life Insurance and Annuity Company (the Company, we, us, our) (formerly known as Aetna Life Insurance and Annuity Company). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.

The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.
TABLE OF CONTENTS ... PAGE 3
--------------------------------------------------------------------------------

PREMIUM BONUS OPTION. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See "Premium Bonus Option-Suitability."

INVESTMENT OPTIONS. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

--------------------------------------------------------------------------------
THE FUNDS
o    AIM V.I. Capital Appreciation Fund (Series I)
o    AIM V.I. Core Equity Fund (Series I)
o    AIM V.I. Government Securities Fund (Series I)
o    AIM V.I. Growth Fund (Series I)
o    AIM V.I. Premier Equity Fund (Series I)
o    AllianceBernstein Growth and Income Portfolio (Class A)
o    AllianceBernstein Premier Growth Portfolio (Class A)
o    AllianceBernstein Small Cap Growth Portfolio (Class A) (1)
o    Fidelity(R)VIP Contrafund Portfolio (Initial Class)
o    Fidelity(R)VIP Equity-Income Portfolio (Initial Class)
o    Fidelity(R)VIP Growth Portfolio (Initial Class)
o    Fidelity(R)VIP High Income Portfolio (Initial Class)
o    ING GET U.S. Core Portfolio(2)
o    ING JPMorgan Fleming International Portfolio (Initial Class I)
o    ING MFS Capital Opportunities Portfolio (Initial Class)
o    ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
o    ING UBS U.S. Large Cap Equity Portfolio (Initial Class)
o    ING VP Balanced Portfolio (Class I) (3)
o    ING VP Bond Portfolio (Class I) (3)
o    ING VP Global Science and Technology Portfolio (Class I)
o    ING VP Growth and Income Portfolio (Class I) (3)
o    ING VP Growth Portfolio (Class I) (3)
o    ING VP Index Plus LargeCap Portfolio (Class I) (3)
o    ING VP International Equity Portfolio (Class I) (3)
o ING VP MagnaCap Portfolio (Class S)ING VP MidCap Opportunities Portfolio (Class S)
o    ING VP Money Market Portfolio (Class I) (3)
o    ING VP Small Company Portfolio (Class I) (3)
o    ING VP SmallCap Opportunities Portfolio (Class S)
o    Janus Aspen Series Balanced Portfolio (Institutional Shares)
o    Janus Aspen Series Growth Portfolio (Institutional Shares)
o    Janus Aspen Series MidCap Growth Portfolio (Institutional Shares) (1)
o    Janus Aspen Worldwide Growth Portfolio (Class I)
o    Jennison Portfolio (Class II)
o    MFS(R)Total Return Series (Initial Class)
o    Oppenheimer Aggressive Growth Fund/VA
o    Oppenheimer Main Street Fund/VA(R)
o    Oppenheimer Strategic Bond Fund/VA
o    SP William Blair International Growth Portfolio (Class II)
o    UBS Allocation Portfolio (Class I) (1)

     (1) Effective May 1, 2004 this fund has changed its name to the name listed above. See Appendix III for a complete list of former and current fund names.

     (2) See Appendix IV for a list of ING GET U.S. Core Portfolio series and their projected offering periods.

     (3) Effective May 3, 2004, Class R Shares of this fund have been renamed as Class I Shares.

ILIAC Variable Annuity - 131765

-----------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III -- Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

GETTING ADDITIONAL INFORMATION. You may obtain free of charge the May 1, 2004, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain free of charge, the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

>    ILIAC Guaranteed Account (the Guaranteed Account)

>    Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

THE CONTRACT IS NOT A DEPOSIT WITH, OBLIGATION OF OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS IT INSURED BY THE FDIC. THE CONTRACT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.

ILIAC Variable Annuity - 131765

TABLE OF CONTENTS

CONTRACT OVERVIEW..........................................................    4
Contract Design............................................................    4
New York Contracts.........................................................    4
Contract Facts.............................................................    4
Questions:  Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases:  The Accumulation Phase, The Income Phase.................    7

FEE TABLE..................................................................    8

CONDENSED FINANCIAL INFORMATION ...........................................   12

PURCHASE AND RIGHTS .......................................................   12

RIGHT TO CANCEL ...........................................................   14

PREMIUM BONUS OPTION ......................................................   15

INVESTMENT OPTIONS ........................................................   17

TRANSFERS AMONG INVESTMENT OPTIONS ........................................   19

TRANSFERS BETWEEN OPTION PACKAGES .........................................   21

FEES ......................................................................   23

YOUR ACCOUNT VALUE ........................................................   28

WITHDRAWALS ...............................................................   30

SYSTEMATIC DISTRIBUTION OPTIONS ...........................................   32

DEATH BENEFIT .............................................................   33

THE INCOME PHASE ..........................................................   38

NEW YORK CONTRACTS.........................................................   42

TAXATION ..................................................................   46

OTHER TOPICS ..............................................................   54

The Company -- Variable Annuity Account B -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Voting
Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Trading - Industry Developments -- Legal Matters and Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........................   59

APPENDIX I-- ILIAC GUARANTEED ACCOUNT .....................................  I-1

APPENDIX II-- FIXED ACCOUNT ............................................... II-1

APPENDIX III-- DESCRIPTION OF UNDERLYING FUNDS ............................III-1

APPENDIX IV-- PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS . IV-1

APPENDIX V-- CONDENSED FINANCIAL INFORMATION ..............................  V-1

ILIAC Variable Annuity - 131765

[sidebar]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

  ING
  P.O. Box 9271
  Des Moines, IA 50306-9271
  1-800-531-4547

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS.

Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:

   ING
   Attn:  Customer Service
   P.O. Box 9271
   Des Moines, IA 50306-9271

If using express mail:

  ING
  Attn:  Customer Service Center
  909 Locust Street
  Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

[end sidebar]

CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                 CONTRACT DESIGN

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                               NEW YORK CONTRACTS

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the "Fee Table" and the "New York Contracts" sections of this prospectus.

                                 CONTRACT FACTS

OPTION PACKAGES. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Purchase and Rights" for age maximums on the calculation of death benefits. The differences are summarized as follows:

----------------- ---------------------- ---------------------- -----------------------
                    OPTION PACKAGE I       OPTION PACKAGE II      OPTION PACKAGE III
----------------- ---------------------- ---------------------- -----------------------
Mortality and             0.80%                  1.10%                  1.25%
Expense Risk
Charge1:
----------------- ---------------------- ---------------------- -----------------------
Death Benefit2    The greater of:        The greatest of:       The greatest of:
on Death of the   1)  The sum of all     1)  The sum of all     1)  The sum of all
Annuitant3:           purchase               purchase               purchase
                      payments,              payments,              payments,
                      adjusted for           adjusted for           adjusted for
                      amounts                amounts                amounts withdrawn
                      withdrawn or           withdrawn or           or applied to an
                      applied to an          applied to an          income phase
                      income phase           income phase           payment option as
                      payment option         payment option         of the claim
                      as of the claim        as of the claim        date; or
                      date; or               date; or           2)  The account value
                  2)  The account        2)  The account            on the claim
                      value on the           value on the           date; or
                      claim date.            claim date; or     3)  The "step-up
                                         3)  The "step-up           value" on the
                                             value" on the          claim date; or
                                             claim date.        4)  The "roll-up
                                                                    value" on the
                                                                    claim date.4
----------------- ---------------------- ---------------------- -----------------------
                     NON-                    NON-                   NON-
Minimum Initial   QUALIFIED:  QUALIFIED:  QUALIFIED: QUALIFIED:  QUALIFIED: QUALIFIED:
Purchase           $15,000     $1,500      $5,000     $1,500      $5,000     $1,500
Payment5:
----------------- ----------- ---------- ----------- ---------- ----------- -----------
Free               10% of your account    10% of your account    10% of your account
Withdrawals6:      value each account     value each account      value each account
                  year, non-cumulative.  year, non-cumulative.  year, cumulative to a maximum 30%.
----------------- ---------------------- ---------------------- -----------------------
Nursing Home               Not
Waiver-- Waiver         Available              Available              Available
of Early
Withdrawal
Charge7:
----------------- ---------------------- ---------------------- -----------------------

1    See "Fee Table" and "Fees."
2 See "Death Benefit." If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.
4 See the "New York Contracts" section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.
5    See "Purchase and Rights."
6    See "Fees."
7 See "Fees" and the "New York Contracts" sections of this prospectus for details regarding contracts issued in New York.

ILIAC Variable Annuity - 131765

PREMIUM BONUS OPTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See "Premium Bonus Option."

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See "Fee Table" and "Fees."

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Premium Bonus Option--Forfeiture" and "Right to Cancel."

> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" and "Death Benefit--Premium Bonus."

> If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See "Premium Bonus Option--Forfeiture" and "Withdrawals."

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See "Premium Bonus Option--Suitability." Your sales representative can help you decide if the premium bonus option is right for you.

TRANSFERABILITY. You may transfer from one option package to another.

>    Transfers must occur on an account anniversary.

> A written request for the transfer must be received by us within 60 days of an account anniversary.

>    Certain minimum account values must be met.

See "Transfers Between Option Packages."

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See "Death Benefit." Any death benefit during the income phase will depend upon the income phase payment option selected. See "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

ILIAC Variable Annuity - 131765

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

ILIAC Variable Annuity - 131765

                                 CONTRACT PHASES

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

(a)  Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase payment option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

              ---------------------
                  Payments to
                  Your Account
              ---------------------
                      Step 1
 --------------------------------------------------
      ING Life Insurance and Annuity Company
 --------------------------------------------------
      (a)                  Step 2        (b)
 --------------    --------------------------------

     Fixed                VARIABLE ANNUITY
   Interest              SEPARATE ACCOUNT B
    Options
                     Variable Investment Options
 --------------    --------------------------------
                           THE SUBACCOUNTS
                   --------- ---------- -----------
                      A          B         ETC.
                   --------- ---------- -----------
                        Step 3
                   --------- ----------
                    Mutual    Mutual
                    Fund A    Fund B
                   --------- ----------

ILIAC Variable Annuity - 131765

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

>    Charges for the ING GET U.S. Core Portfolio

[end sidebar]

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
--------------------------------------------------------------------------------
  ALL CONTRACTS (EXCEPT ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000):
--------------------------------------- ----------------------------------------
         Years from Receipt
         of Purchase Payment                    Early Withdrawal Charge

             Less than 2                                   7%
      2 or more but less than 4                            6%
      4 or more but less than 5                            5%
      5 or more but less than 6                            4%
      6 or more but less than 7                            3%
              7 or more                                    0%
--------------------------------------------------------------------------------
              ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000
--------------------------------------- ----------------------------------------
       Completed Account Years                  Early Withdrawal Charge

             Less than 1                                   5%
      1 or more but less than 2                            4%
      2 or more but less than 3                            3%
      3 or more but less than 4                            2%
      4 or more but less than 5                            1%
              5 or more                                    0%
--------------------------------------------------------------------------------
                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
--------------------------------------------------------------------------------
                                 ALL CONTRACTS
--------------------------------------- ----------------------------------------
        Years from Receipt of
          Purchase Payment                      Early Withdrawal Charge

             Less than 1                                   7%
      1 or more but less than 2                            6%
      2 or more but less than 3                            5%
      3 or more but less than 4                            4%
      4 or more but less than 5                            3%
      5 or more but less than 6                            2%
      6 or more but less than 7                            1%
               7 or more                                   0%
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE ............................................... $30.00(1)
TRANSFER CHARGE ...................................................... $ 0.00(2)
--------------------------------------------------------------------------------

1 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."

2 We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See "Transfers" for additional information.

ILIAC Variable Annuity - 131765

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

                                                            ALL ACCOUNT
o    IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION              YEARS
     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge                   0.80%
          Administrative Expense Charge                       0.15%
                                                          --------------
          Total Separate Account Expenses                     0.95%
                                                          ==============
     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge                   1.10%
          Administrative Expense Charge                       0.15%
                                                          --------------
          Total Separate Account Expenses                     1.25%
                                                          ==============
     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge                   1.25%
          Administrative Expense Charge                       0.15%
                                                          --------------
          Total Separate Account Expenses                     1.40%
                                                          ==============

                                                          ACCOUNT YEARS        AFTER THE 7TH
                                                               1-7             ACCOUNT YEAR

o    IF YOU ELECT THE PREMIUM BONUS OPTION
     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge                   0.80%                0.80%
          Administrative Expense Charge                       0.15%                0.15%
          Premium Bonus Option Charge                         0.50%                0.00%
                                                          --------------       --------------
          Total Separate Account Expenses                     1.45%                0.95%
                                                          ==============       ==============
     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge                   1.10%                1.10%
          Administrative Expense Charge                       0.15%                0.15%
          Premium Bonus Option Charge                         0.50%                0.00%
                                                          --------------       --------------
          Total Separate Account Expenses                     1.75%                1.25%
                                                          ==============       ==============
     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge                   1.25%                1.25%
          Administrative Expense Charge                       0.15%                0.15%
          Premium Bonus Option Charge                         0.50%                0.00%
                                                          --------------       --------------
          Total Separate Account Expenses                     1.90%                1.40%
                                                           ==============       ==============

ILIAC Variable Annuity - 131765

o    IF YOU ELECT THE PREMIUM BONUS OPTION AND INVEST IN THE        ACCOUNT          ACCOUNT       AFTER THE 7TH
     GET FUND*                                                       YEARS            YEARS           ACCOUNT
                                                                      1-5              6&7             YEAR
     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge                          0.80%            0.80%            0.80%
          Administrative Expense Charge                              0.15%            0.15%            0.15%
          Premium Bonus Option Charge                                0.50%            0.50%            0.00%
          GET Fund Guarantee Charge                                  0.50%            0.50%            0.00%
                                                                ---------------- ---------------- ----------------
          Total Separate Account Expenses                            1.95%            1.95%            0.95%
                                                                ================ ================ ================
     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge                          1.10%            1.10%            1.10%
          Administrative Expense Charge                              0.15%            0.15%            0.15%
          Premium Bonus Option Charge                                0.50%            0.50%            0.00%
          GET Fund Guarantee Charge                                  0.50%            0.50%            0.00%
                                                                ---------------- ---------------- ----------------
          Total Separate Account Expenses                            2.25%            2.25%            1.25%
                                                                ================ ================ ================
     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge                          1.25%            1.25%            1.25%
          Administrative Expense Charge                              0.15%            0.15%            0.15%
          Premium Bonus Option Charge                                0.50%            0.50%            0.00%
          GET Fund Guarantee Charge                                  0.50%            0.50%            0.00%
                                                                ---------------- ---------------- ----------------
          Total Separate Account Expenses                            2.40%            2.40%            1.40%
                                                                ================ ================ ================

     * The GET Fund guarantee charge applies during each guarantee period to amounts invested in the GET Fund investment option only. This fee table assumes a GET Fund guarantee period of seven years. See "Investment Options -- Variable Investment Options" for additional information.

     FEES DEDUCTED BY THE FUNDS

     The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

------------------------------------------------------ ------------------ -------------------

TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES1              MINIMUM            MAXIMUM
------------------------------------------------------ ------------------ -------------------
(expenses that are deducted from Trust or Fund
assets, including management fees, distribution              0.35%              1.54%
and/or service (12b-1) fees2, and other expenses):
------------------------------------------------------ ------------------ -------------------

1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.35% to 1.54%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

2 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

ILIAC Variable Annuity - 131765

EXAMPLES

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000, plus a credit of $400, in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FOR CONTRACTS ISSUED OUTSIDE THE STATE OF NEW YORK
Assuming You Elect the Premium Bonus Option:

--------------------------------------------------------------------------------
1) If you withdraw your entire account value at the end of the applicable time period:

     1 year               3 years               5 years              10 years

     $981                 $1,611               $2,173                $3,611
--------------------------------------------------------------------------------
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

     1 year               3 years               5 years              10 years

      $353                 $1,074               $1,816               $3,611
--------------------------------------------------------------------------------

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
Assuming You Elect the Premium Bonus Option:

--------------------------------------------------------------------------------
1) If you withdraw your entire account value at the end of the applicable time period:

     1 year               3 years               5 years              10 years

      $892                 $1,432               $1,995                $3,611
--------------------------------------------------------------------------------
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

     1 year               3 years               5 years              10 years

      $353                 $1,074               $1,816                $3,611
--------------------------------------------------------------------------------

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

ILIAC Variable Annuity - 131765

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE AND RIGHTS
--------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

ILIAC Variable Annuity - 131765

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See "Death Benefit" for a description of the calculation of death benefits above certain ages.

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sum;

>    Periodic payments; or

Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See "Premium Bonus Option--Suitability."

PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

-------------- ------------------------- ------------------------- --------------------------
                        OPTION                    OPTION                    OPTION
                      PACKAGE I                 PACKAGE II                PACKAGE III
-------------- ------------ ------------ ------------ ------------ ------------ -------------
   MINIMUM         Non-                     Non-                      Non-
   INITIAL      Qualified:  Qualified:*  Qualified:   Qualified:*  Qualified:   Qualified:*
   PURCHASE
   PAYMENT       $15,000      $1,500       $5,000       $1,500       $5,000        $1,500
-------------- ------------ ------------ ------------ ------------ ------------ -------------

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

REDUCTION OF PURCHASE PAYMENT AMOUNTS. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

> The size and type of the prospective group, if any, to which the reduction would apply;

> The method and frequency of purchase payments to be made under the contract; and

> The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

ILIAC Variable Annuity - 131765

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. WE WILL ALLOCATE YOUR PURCHASE PAYMENTS AMONG THE INVESTMENT OPTIONS YOU SELECT. ALLOCATIONS MUST BE IN WHOLE PERCENTAGES AND THERE MAY BE LIMITS ON THE NUMBER OF INVESTMENT OPTIONS YOU MAY SELECT. WHEN SELECTING INVESTMENT OPTIONS YOU MAY FIND IT HELPFUL TO REVIEW THE "INVESTMENT OPTIONS" SECTION.

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

ILIAC Variable Annuity - 131765

PREMIUM BONUS OPTION
--------------------------------------------------------------------------------

ELECTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

PREMIUM BONUS AMOUNT. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

PREMIUM BONUS OPTION CHARGE. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See "Fees--Reduction or Elimination of Certain Fees."

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See "Your Account Value."

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

> If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See "Withdrawals."

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

ILIAC Variable Annuity - 131765

------------------ ------------ ------------- ------------- --------------- --------------------------------------------
                    PURCHASE      PREMIUM       ACCOUNT       WITHDRAWAL
      DATE           PAYMENT       BONUS         VALUE          AMOUNT                      EXPLANATION
------------------ ------------ ------------- ------------- --------------- --------------------------------------------
   May 2, 2004      $100,000       $4,000       $104,000         --         You make a $100,000 initial purchase
                                                                            payment and we credit your account with a
                                                                            4% ($4,000) premium bonus. Your beginning
                                                                            account value equals $104,000.
------------------ ------------ ------------- ------------- --------------- --------------------------------------------
   May 2, 2007         --                       $120,000       $30,000      Assume that your account value grows to
                                                                            $120,000 over the next three years and you
                                                                            request a $30,000 withdrawal. $18,000 of
                                                                            that $30,000 will be subject to an early
                                                                            withdrawal charge ($30,000 minus $12,000
                                                                            (the 10% free withdrawal amount, see
                                                                            "Fees--Free Withdrawals")) and you would
                                                                            pay a $1,080 early withdrawal charge (6%
                                                                            of $18,000). Additionally, because $18,000
                                                                            is 18% of the $100,000 purchase payment
                                                                            made in the first account year, 18% of
                                                                            your $4,000 premium bonus, or $720, would
                                                                            be forfeited.*
------------------ ------------ ------------- ------------- --------------- --------------------------------------------

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the "New York Contracts" section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

SUITABILITY. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

ILIAC Variable Annuity - 131765

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site or by contacting the SEC Public Reference Room.

ING GET U.S. CORE PORTFOLIO (FORMERLY KNOWN AS, AND REFERRED TO HEREIN AS, "GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

ILIAC Variable Annuity - 131765

> If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

     Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice on the maturity date, we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

     Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

ILIAC Variable Annuity - 131765

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly,

ILIAC Variable Annuity - 131765
organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interest of other contract holders,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

ILIAC Variable Annuity - 131765

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

DOLLAR COST AVERAGING NEITHER ENSURES A PROFIT NOR GUARANTEES AGAINST LOSS IN A DECLINING MARKET. YOU SHOULD CONSIDER YOUR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. THERE IS NO ADDITIONAL CHARGE FOR THIS PROGRAM AND TRANSFERS MADE UNDER THIS PROGRAM DO NOT COUNT AS TRANSFERS WHEN DETERMINING the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

ILIAC Variable Annuity - 131765

TRANSFERS BETWEEN OPTION PACKAGES
--------------------------------------------------------------------------------

You may transfer from one option package to another.

>    Transfers must occur on an account anniversary.

> A written request for the transfer must be received by us within 60 days before an account anniversary.

>    The following minimum account values need to be met:

------------------------------- ---------------------------- ----------------------------------------
                                       TRANSFERS TO                           TRANSFERS TO
                                     OPTION PACKAGE I                   OPTION PACKAGES II OR III
------------------------------- ---------------------------- ----------------------------------------
MINIMUM ACCOUNT                    Non-                         Non-
VALUE                            Qualified:     Qualified:    Qualified:             Qualified:

                                  $15,000        $1,500         $5,000                  $1,500
------------------------------- ------------- -------------- ------------- --------------------------

>    You will receive a new contract schedule page upon transfer.

>    Only one option package may be in effect at any time.

----------------------------------------- --------------------------------------- --------------------------------------
              TRANSFERS TO                             TRANSFERS TO                           TRANSFERS TO
            OPTION PACKAGE I                        OPTION PACKAGE II                      OPTION PACKAGE III
----------------------------------------- --------------------------------------- --------------------------------------
DEATH BENEFIT1:                           DEATH BENEFIT1:                         DEATH BENEFIT1:
o  The sum of all purchase                o  The sum of all purchase              o   The sum of all purchase
   payments made, adjusted for amounts       payments made, adjusted for              payments made, adjusted for
   withdrawn or applied to an income         amounts withdrawn or applied to an       amounts withdrawn or applied to
   phase payment option as of the claim      income phase payment option as of        an income phase payment option
   date, will continue to be calculated      the claim date, will continue to         as of the claim date, will
   from the account effective date.          be calculated from the account           continue to be calculated from
o  The "step-up value" under                 effective date.                          the account effective date.
   Option Packages II and III will        o  If transferring from Option          o   If transferring from Option
   terminate on the new schedule             Package I, the "step-up value"           Package I, the "step-up value"
   effective date.                           will be calculated beginning on          will be calculated beginning on
o  The "roll-up value" under                 the new schedule effective date.         the new schedule effective date.
   Option Package III will terminate on   o  If transferring from Option          o   If transferring from Option
   the new schedule effective date.          Package III, the "step-up value"         Package II, the "step-up value"
                                             will continue to be calculated           will continue to be calculated
                                             from the date calculated under           from the date calculated under
                                             Option Package III.                      Option Package II.
                                          o  The "roll-up value" under            o   The "roll-up value" will be
                                             Option Package III will terminate        calculated beginning on the new
                                             on the new schedule effective date.      schedule effective date.
----------------------------------------- --------------------------------------- --------------------------------------
NURSING HOME WAIVER2:                     NURSING HOME WAIVER2:                   NURSING HOME WAIVER2:
o  The availability of the waiver         o  If transferring from Option          o   If transferring from Option
   of the early withdrawal charge under      Package I, the waiting period            Package I, the waiting period
   the Nursing Home Waiver will              under the Nursing Home Waiver will       under the Nursing Home Waiver
   terminate on the new schedule             begin to be measured from the new        will begin to be measured from
   effective date.                           schedule effective date.                 the new schedule effective date.
                                          o  If transferring from Option o If
                                             transferring from Option Package
                                             III, the waiting period Package II,
                                             the waiting period will have been
                                             satisfied on the will have been
                                             satisfied on the new schedule
                                             effective date. new schedule
                                             effective date.
----------------------------------------- --------------------------------------- --------------------------------------
FREE WITHDRAWALS3:                        FREE WITHDRAWALS3:                      FREE WITHDRAWALS3:
o  If transferring from Option            o  If transferring from Option          o   The cumulative to 30%
   Package III, any available free           Package III, any available free          available free withdrawal amount
   withdrawal amount in excess of 10%        withdrawal amount in excess of 10%       will begin to be calculated as
   will be lost as of the new schedule       will be lost as of the new               of the new schedule effective
   effective date.                           schedule effective date.                 date.
----------------------------------------- --------------------------------------- --------------------------------------

1    See "Death Benefit."

2    See "Fees--Nursing Home Waiver."

3    See "Fees--Free Withdrawals."

ILIAC Variable Annuity - 131765

FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

--------------------------------------------------------------------------------
             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
--------------------------------------------------------------------------------
  ALL CONTRACTS (EXCEPT ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000):
----------------------------------------- --------------------------------------
        Years from Receipt of
           Purchase Payment                       Early Withdrawal Charge

             Less than 2                                    7%
      2 or more but less than 4                             6%
      4 or more but less than 5                             5%
      5 or more but less than 6                             4%
      6 or more but less than 7                             3%
              7 or more                                     0%
--------------------------------------------------------------------------------
             ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000:
----------------------------------------- --------------------------------------
              Completed
            Account Years                         Early Withdrawal Charge

             Less than 1                                    5%
      1 or more but less than 2                             4%
      2 or more but less than 3                             3%
      3 or more but less than 4                             2%
      4 or more but less than 5                             1%
              5 or more                                     0%
--------------------------------------------------------------------------------
                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
--------------------------------------------------------------------------------
                                 ALL CONTRACTS
----------------------------------------- --------------------------------------
        Years from Receipt of
           Purchase Payment                        Early Withdrawal Charge

             Less than 1                                    7%
      1 or more but less than 2                             6%
      2 or more but less than 3                             5%
      3 or more but less than 4                             4%
      4 or more but less than 5                             3%
      5 or more but less than 6                             2%
      6 or more but less than 7                             1%
              7 or more                                     0%
----------------------------------------- --------------------------------------

[sidebar]

TYPES OF FEES

There are five types of fees or deductions that may affect your account.

TRANSACTION FEES

o    Early Withdrawal Charge

o    Annual Maintenance Fee

o    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

o    Mortality and Expense Risk Charge

o    Administrative Expense Charge

o    Premium Bonus Option Charge

FEES DEDUCTED BY THE FUNDS

o    Investment Advisory Fees

o    12b-1 fees

o    Other Expenses

[end sidebar]

PREMIUM AND OTHER TAXES

CHARGES FOR THE ING GET U.S. CORE PORTFOLIO

ILIAC Variable Annuity - 131765

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a Contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");

>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see "Systematic Distribution Options")); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

ILIAC Variable Annuity - 131765

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

>    More than one account year has elapsed since the schedule effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the "New York Contracts" section of this prospectus for contracts issued in New York.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

     ----------------------------- ----------------------------
           OPTION PACKAGE I             OPTION PACKAGE II
     ----------------------------- ----------------------------
                0.80%                         1.10%
     ----------------------------- ----------------------------

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "The Income Phase - Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

ILIAC Variable Annuity - 131765

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

-------------------------- -------------------------- --------------------------
    OPTION PACKAGE I           OPTION PACKAGE II          OPTION PACKAGE III
-------------------------- -------------------------- --------------------------
          0.15%                      0.15%                      0.15%
-------------------------- -------------------------- --------------------------

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses.

PREMIUM BONUS OPTION CHARGE

MAXIMUM AMOUNT. 0.50%, but only if you elect the premium bonus option.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

PURPOSE. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See
"Premium Bonus Option - Premium Bonus Option Charge."

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options-Variable Investment Options."

ILIAC Variable Annuity - 131765

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>    The size and type of group to whom the contract is issued;

>    The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>    The type and frequency of administrative and sales services provided; or

>    The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be paid to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts.

In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company may also receive compensation from a fund or its affiliate for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% of average net assets held in a fund by the Company. The fees are described in more detail in each fund prospectus.

Various series of the ING GET U.S. Core Portfolio may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. See "Fees Deducted from Investments in the Separate Account-ING GET U.S. Core Portfolio Guarantee Charge."

ILIAC Variable Annuity - 131765

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

IN ADDITION, WE RESERVE THE RIGHT TO ASSESS A CHARGE FOR ANY FEDERAL TAXES DUE AGAINST THE SEPARATE ACCOUNT. SEE "TAXATION."

YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

>    The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

ILIAC Variable Annuity - 131765

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the ING GET U.S. Core Portfolio. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10
     AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20
     AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

         -----------------------------
           $5,000 Purchase Payment
         -----------------------------
                    STEP 1
-----------------------------------------------
    ING Life Insurance and Annuity Company
-----------------------------------------------
                    STEP 2
    ----------------------------------------
          Variable Annuity Account B
    ---------------- ---------------- ------
     Subaccount A     Subaccount B
          300              100        Etc.
     accumulation     accumulation
         units            units
    ---------------- ---------------- ------
                  STEP 3
    --------------      -------------
       Mutual              Mutual
       Fund A              Fund B
    --------------      -------------

ILIAC Variable Annuity - 131765

[sidebar]

TAXES, FEES AND DEDUCTIONS

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Premium Bonus Option Charge (See "Premium Bonus Option--Premium Bonus Option Charge")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[end sidebar]

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

>    Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

> Properly complete a disbursement form and deliver it to our Customer Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

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

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in an ING GET U.S. Core Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

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

[sidebar]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[emd sidebar]

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

> SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

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

DEATH BENEFIT
--------------------------------------------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES THE DEATH BENEFIT? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

---------------- ----------------------- ----------------------- -----------------------
                    OPTION PACKAGE I       OPTION PACKAGE II       OPTION PACKAGE III
---------------- ----------------------- ----------------------- -----------------------
DEATH BENEFIT    The greater of:         The greatest of:        The greatest of:
ON DEATH OF      (1)  The sum of         (1)  The sum of         (1)  The sum of
THE ANNUITANT:        all purchase            all purchase            all purchase
                      payments,               payments,               payments,
                      adjusted for            adjusted for            adjusted for
                      amounts                 amounts                 amounts
                      withdrawn or            withdrawn or            withdrawn or
                      applied to an           applied to an           applied to an
                      income phase            income phase            income phase
                      payment option          payment option          payment option
                      as of the claim         as of the claim         as of the claim
                      date; or                date; or                date; or
                 (2)  The account        (2)  The account        (2)  The account
                      value* on the           value* on the           value* on the
                      claim date.             claim date; or          claim date; or
                                         (4)  The "step-up       (3)  The "step-up
                                              value"* (as             value"* (as
                                              described below)        described below)
                                              on the claim            on the claim
                                              date.                   date; or
                                                                 (4)  The
                                                                      "roll-up
                                                                      value"*
                                                                      (as
                                                                      described
                                                                      below) on
                                                                      the claim
                                                                      date.**
---------------- ----------------------- ----------------------- -----------------------

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

** See the "New York Contracts" section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

[sidebar]

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

SCHEDULE EFFECTIVE DATE: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

[end sidebar]

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

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:

>    The account value; or

> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

> The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

>    The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ROLL-UP VALUE. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

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

THE "ROLL-UP VALUE" IS NOT AVAILABLE ON CONTRACTS ISSUED IN THE STATE OF NEW YORK. SEE THE "NEW YORK CONTRACTS" SECTION OF THIS PROSPECTUS FOR DETAILS ABOUT THE OPTION PACKAGE III DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK.

ADJUSTMENT. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF A SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT FOLLOWING THE DEATH OF THE CONTRACT HOLDER/ANNUITANT. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1) In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial purchase payment;

(2) In calculating the step-up value, the step-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial step-up value; and

(3) In calculating the roll-up value, the roll-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the initial roll-up value.

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the

ILIAC Variable Annuity - 131765
account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

BECAUSE THE DEATH BENEFIT IN THESE CIRCUMSTANCES EQUALS THE ACCOUNT VALUE, PLUS OR MINUS ANY MARKET VALUE ADJUSTMENT, A CONTRACT HOLDER WHO IS NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary's death shall be determined under the option package then in effect.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation Required Minimum Distributions"));

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

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

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a)  Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

     If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See "Taxation--Required Minimum Distributions."

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

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                                       37

[sidebar]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment

[endsidebar]

THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

>    Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

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

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

>    A first income phase payment of at least $50; and

>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b)  The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED.

> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees--Mortality and Expense Risk Charge."

> There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees--Administrative Expense Charge."

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                                       39

> If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees--Premium Bonus Option Charge."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

ILIAC Variable Annuity - 131765

---------------------------------------------------------------------------------------------------------------------------
                                          LIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------------------------------------------
Life Income             LENGTH OF PAYMENTS:  For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                        DEATH BENEFIT--NONE:  All payments end upon the annuitant's death.
----------------------- ---------------------------------------------------------------------------------------------------
Life Income--           LENGTH OF PAYMENTS:  For as long as the annuitant lives, with payments guaranteed for your choice
Guaranteed              of 5 to 30 years or as otherwise specified in the contract.
Payments                DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
----------------------- ---------------------------------------------------------------------------------------------------
Life Income--           LENGTH OF PAYMENTS:  For as long as either annuitant lives. It is possible that only one payment
Two Lives               will be made if both annuitants die before the second payment's due date.
                        CONTINUING PAYMENTS:  When you select this option you choose for:
                        (a)  100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or
                        (b)  100% of the payment to continue to the annuitant on the second annuitant's death, and
                             50% of the payment to continue to the second annuitant on the annuitant's death.
                        DEATH BENEFIT--NONE:  All payments end upon the death of both annuitants.
----------------------- ---------------------------------------------------------------------------------------------------
Life Income--           LENGTH OF PAYMENTS:  For as long as either annuitant lives, with payments guaranteed from 5 to 30
Two Lives--             years or as otherwise specified in the contract.
Guaranteed              CONTINUING PAYMENTS:  100% of the payment to continue to the surviving annuitant after the first
Payments                death.
                        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:  If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
----------------------- ---------------------------------------------------------------------------------------------------
Life Income--Cash       LENGTH OF PAYMENTS:  For as long as the annuitant lives.
Refund Option           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:  Following the annuitant's death, we will pay a lump
(limited                sum payment equal to the amount originally applied to the income phase payment option (less any
availability--fixed      applicable premium tax) and less the total amount of income payments paid.
payments only)
----------------------- ---------------------------------------------------------------------------------------------------
Life Income--Two        LENGTH OF PAYMENTS:  For as long as either annuitant lives.
Lives--Cash Refund      CONTINUING PAYMENTS:  100% of the payment to continue after the first death.
Option (limited         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:  When both annuitants die we will pay a lump-sum
availability--fixed     payment equal to the amount applied to the income phase payment option (less any applicable
payments only)          premium tax) and less the total amount of income payments paid.
----------------------- ---------------------------------------------------------------------------------------------------
                                         NONLIFETIME INCOME PHASE PAYMENT OPTION
---------------------------------------------------------------------------------------------------------------------------
Nonlifetime--           LENGTH OF PAYMENTS:  You may select payments for 5 to 30 years (15 to 30 years if you elected the
Guaranteed              premium bonus option). In certain cases a lump-sum payment may be requested at any time (see
Payments                below).
                        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
----------------------- ---------------------------------------------------------------------------------------------------
LUMP-SUM PAYMENT:  If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service Center.
---------------------------------------------------------------------------------------------------------------------------
CALCULATION OF LUMP-SUM PAYMENTS:  If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).
---------------------------------------------------------------------------------------------------------------------------

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                                       41

NEW YORK CONTRACTS
--------------------------------------------------------------------------------

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the "Fee Table" and "Fees" sections of this prospectus.

CONTRACT OVERVIEW - CONTRACT FACTS. The following information about New York contracts replaces the "Contract Facts" subsection in the "Contract Overview" section of this prospectus:

                                 CONTRACT FACTS

OPTION PACKAGES: There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

------------------------ ---------------------- ---------------------- ----------------------
                           OPTION PACKAGE I       OPTION PACKAGE II     OPTION PACKAGE III
------------------------ ---------------------- ---------------------- ----------------------
Mortality and Expense
Risk Charge1:                    0.80%                  1.10%                  1.25%
------------------------ ---------------------- ---------------------- ----------------------
Death Benefit2 on        The greater of:        The greatest of:       The greatest of:
Death of the             (1)  The sum of        (1)  The sum of        (1)  The sum of
Annuitant3:                   all purchase           all purchase           all purchase
                              payments,              payments,              payments,
                              adjusted for           adjusted for           adjusted for
                              amounts                amounts                amounts
                              withdrawn or           withdrawn or           withdrawn or
                              applied to an          applied to an          applied to an
                              income phase           income phase           income phase
                              payment option         payment option         payment option
                              as of the claim        as of the claim        as of the claim
                              date; or               date; or               date; or
                         (2)  The account       (2)  The account       (2)  The account
                              value on the           value on the           value on the
                              claim date.            claim date; or         claim date; or
                                                (3)  The               (3)  The
                                                     "step-up value"        "step-up value"
                                                     on the claim           on the claim
                                                     date.                  date.4
------------------------ ---------------------- ---------------------- ----------------------
Minimum Initial            NON-                   NON-                   NON-
Payment/                 QUALIFIED: QUALIFIED:  QUALIFIED: QUALIFIED:  QUALIFIED: QUALIFIED:
Account Value5:           $15,000     $1,500     $5,000      $1,500     $5,000      $1,500
------------------------ ---------- ----------- ---------- ----------- ---------- -----------
Free Withdrawals6:        10% of your account    10% of your account    10% of your account
                          value each account     value each account     value each account
                         year, non-cumulative.  year, non-cumulative.   year, cumulative to
                                                                          a maximum 30%.
------------------------ ---------------------- ---------------------- ----------------------
Nursing Home Waiver
--Waiver of Early                 Not                    Not                    Not
Withdrawal Charge7:            Available              Available              Available
------------------------ ---------------------- ---------------------- ----------------------

1    See "Fee Table" and "Fees."
2 See "Death Benefit." If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" in this section.
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.
4 The death benefit is the same under Option Packages II and III for contracts issued in New York. THEREFORE, CONTRACT HOLDERS OF CONTRACTS ISSUED IN NEW YORK SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGE III IS SUITABLE FOR THEIR CIRCUMSTANCES.
5    See "Purchase and Rights."
6    See "Fees."
7    See "Fees."

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                                       42

PREMIUM BONUS OPTION - FORFEITURE. The following information about New York contracts replaces the "Forfeiture" subsection in the "Premium Bonus Option" section of this prospectus:

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

> If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

> If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:

(1) Determining the amount of the premium bonus that is subject to forfeiture according to the following table:

      ------------------------------------ --------------------------------
            COMPLETED ACCOUNT YEARS               AMOUNT OF PREMIUM
         AT THE TIME OF THE WITHDRAWAL       BONUS SUBJECT TO FORFEITURE
      ------------------------------------ --------------------------------
                  Less than 1                           100%
           1 or more but less than 2                    100%
           2 or more but less than 3                    100%
           3 or more but less than 4                    100%
           4 or more but less than 5                    100%
           5 or more but less than 6                     75%
           6 or more but less than 7                     50%
                   7 or more                             0%
      ------------------------------------ --------------------------------

(2) And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

------------ ------------ ----------- ----------- ------------- ----------------------------------------------------------
              PURCHASE     PREMIUM     ACCOUNT     WITHDRAWAL
   DATE        PAYMENT      BONUS       VALUE        AMOUNT                            EXPLANATION
------------ ------------ ----------- ----------- ------------- ----------------------------------------------------------
May 2, 2004   $100,000      $4,000     $104,000       --        You make a $100,000 initial purchase payment and we
                                                                credit your account with a 4% ($4,000) premium bonus.
                                                                Your beginning account value equals $104,000.
------------ ------------ ----------- ----------- ------------- ----------------------------------------------------------
May 2, 2007      --          --        $120,000     $30,000     Assume that your account value grows to $120,000 over
                                                                the next three years and you request a $30,000
                                                                withdrawal. $18,000 of that $30,000 will be subject to
                                                                an early withdrawal charge ($30,000 minus $12,000 (the
                                                                10% free withdrawal amount, see "Fees--Free
                                                                Withdrawals")) and you would pay a $720 early withdrawal
                                                                charge (4% of $18,000). Additionally, 100% of the
                                                                premium bonus is subject to forfeiture according to the
                                                                table above, and because $18,000 is 18% of the $100,000
                                                                purchase payment made in the first account year, 18% of
                                                                your $4,000 premium bonus, or $720, would be forfeited.*
------------ ------------ ----------- ----------- ------------- ----------------------------------------------------------

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

ILIAC Variable Annuity - 131765

DEATH BENEFIT - DEATH BENEFIT AMOUNT. The following information about New York contracts replaces the "Death Benefit Amount" subsection in the "Death Benefit" section of this prospectus:

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

------------------ --------------------- ---------------------- -------------------------
                   OPTION PACKAGE I      OPTION PACKAGE II      OPTION PACKAGE III**
------------------ --------------------- ---------------------- -------------------------
DEATH BENEFIT ON   The greater of:       The greatest of:       The greatest of:
DEATH OF THE       (1)  The sum of       (1)  The sum of        (1)  The sum of all
ANNUITANT:              all purchase          all purchase           purchase payments,
                        payments,             payments,              adjusted for
                        adjusted for          adjusted for           amounts withdrawn
                        amounts               amounts                or applied to an
                        withdrawn or          withdrawn or           income phase
                        applied to an         applied to an          payment option as
                        income phase          income phase           of the claim date;
                        payment option        payment option         or
                        as of the             as of the claim   (2)  The account
                        claim date; or        date; or               value* on the
                                         (2)  The account            claim date; or
                   THE ACCOUNT VALUE*         value* on the
                   ON THE CLAIM DATE.         claim date; or    THE "STEP-UP VALUE"*
                                                                (AS DESCRIBED BELOW) ON
                                         THE "STEP-UP VALUE"*   THE CLAIM DATE.**
                                         (AS DESCRIBED BELOW)
                                         ON THE CLAIM DATE.
------------------ --------------------- ---------------------- -------------------------

* For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

** FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK, THE BENEFIT PAYABLE UPON THE DEATH OF THE ANNUITANT UNDER OPTION PACKAGE III IS THE SAME AS THAT DESCRIBED UNDER OPTION PACKAGE II. THEREFORE, CONTRACT HOLDERS OF CONTRACTS ISSUED IN NEW YORK SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGE III IS SUITABLE FOR THEIR CIRCUMSTANCES.

ILIAC Variable Annuity - 131765

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:

>    The account value; or

> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

> The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

>    The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" above.

ILIAC Variable Annuity - 131765

TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

     o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

     o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

     o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

     o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

     TAXATION PRIOR TO DISTRIBUTION

     We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.

ILIAC Variable Annuity - 131765

In order to receive deferral of taxation, the following requirements must be satisfied:

          DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

          INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

          REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

          NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

          DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     TAXATION OF DISTRIBUTIONS

          GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose

ILIAC Variable Annuity - 131765
is unclear in some respects. For example, the the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

          10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

          TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

          o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

          o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

          o    Then, from any remaining "income on the contract"; and

          o    Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be

ILIAC Variable Annuity - 131765
expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

          TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

          DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

          ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

          IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

          MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

          WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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TAXATION OF QUALIFIED CONTRACTS

     GENERAL

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

DISTRIBUTIONS - GENERAL

     For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

DIRECT ROLLOVERS

     If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code,

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qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

     All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

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To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

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     o    December 31 of the calendar year in which you would have attained age
          70 1/2.

     ROTH IRAS - GENERAL

     Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

ROTH IRAS - DISTRIBUTIONS

     A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAX SHELTERED ANNUITIES - GENERAL

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

TAX SHELTERED ANNUITIES - LOANS

     Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge

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

you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

     o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

TAX SHELTERED ANNUITIES - DISTRIBUTIONS

     All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

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POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                              151 Farmington Avenue
                           Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

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CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial. We refer to ING Financial and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial include the following broker-dealers which are affiliated with the
Company:

Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, INC.
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

Occasionally ING Financial may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. ING Financial will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ING Financial may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. ING Financial may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

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ING Financial may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. ING Financial will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS

Persons who offer and sell the contract may be paid commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 7% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 7% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and education and/or business Seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.

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We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


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VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP:  ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

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Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

TRADING-INDUSTRY DEVELOPMENTS
As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

ILIAC Variable Annuity - 131765

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

     General Information and History
     Variable Annuity Account B
     Offering and Purchase of Contracts
     Income Phase Payments
     Sales Material and Advertising
     Independent Auditors
     Financial Statements of the Separate Account
     Financial Statements of ING Life Insurance and Annuity Company and
        Subsidiaries
     You may request an SAI by calling the Company at the number listed in "Contract Overview-- Questions: Contacting the Company."

ILIAC Variable Annuity - 131765

                                   APPENDIX I

                            ILIAC GUARANTEED ACCOUNT
--------------------------------------------------------------------------------

THE ILIAC GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>    Tax penalties and/or tax withholding--see "Taxation";

>    Early withdrawal charge--see "Fees"; or

>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the "Premium Bonus Option - Forfeiture" and "Withdrawals" sections of the contract prospectus.

ILIAC Variable Annuity - 131765

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>    Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term;
(b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a

ILIAC Variable Annuity - 131765
guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's subsidiary, ING Financial Advisers, LLC ("ING Financial") serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Variable Annuity - 131765

                                   APPENDIX II

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

GENERAL DISCLOSURE.

> The Fixed Account is an investment option available during the accumulation phase under the contract.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

INTEREST RATES.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Variable Annuity - 131765

                                  APPENDIX III

                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

     LIST OF FUND NAME CHANGES

     FORMER FUND NAME                                             CURRENT FUND NAME
     ------------------------------------------------------------ ---------------------------------------------------------
     AllianceBernstein Quasar Portfolio                           AllianceBernstein Small Cap Growth Portfolio
     ING MFS Research Equity Portfolio                            ING UBS U.S. Large Cap Equity Portfolio
     Oppenheimer Main Street Growth & Income Fund/VA(R)           Oppenheimer Main Street Fund/VA(R)
     SP Jennison International Growth Portfolio                   SP William Blair International Growth Portfolio
     UBS Tactical Allocation Portfolio                            UBS U.S. Allocation Portfolio

ILIAC Variable Annuity - 131765

                                     III-1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING PARTNERS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO                     Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 65% of total assets) in the equity securities of
                                                                  foreign companies that the subadviser believes have high
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    growth potential. Will normally invest in a number of
    INVESTMENT SUBADVISER:  J.P. Morgan Fleming Asset             issuers in several countries other than  the U.S. and will
    Management (London) Ltd.                                      invest in securities in both developed and developing
                                                                  markets.
----------------------------------------------------------------- ------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                           Seeks capital appreciation. Invests primarily (at least
    (Initial Class)                                               65% of net assets) in common stocks and related
                                                                  securities, such as preferred stocks, convertible
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    securities and depositary receipts.
    INVESTMENT SUBADVISER: Massachusetts Financial Services
    Company
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER:  Salomon Brothers Asset Management     emerging growth companies.
    Inc.
----------------------------------------------------------------- ------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Initial Class)                                               normal circumstances, invests at least 80% of net assets
    (formerly ING MFS Research Equity Portfolio)                  (plus borrowings for investment purposes, if any) in U.S.
                                                                  equity securities.  Investments in equity securities may
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    include dividend-paying securities, common stock and
    INVESTMENT SUBADVISER:  UBS Global Asset  Management Inc.     preferred stock.

----------------------------------------------------------------- ------------------------------------------------------------

ILIAC Variable Annuity - 131765

                                     III-2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE FUNDS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO                                Seeks to maximize total return through investments in a
    (Class I)                                                     diversified portfolio of common stocks and securities
                                                                  convertible into common stock. Under normal market
    INVESTMENT ADVISER: ING Investments, LLC                      conditions, invests at least 65% of total assets in common
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     stocks that the Portfolio's subadviser believes have
                                                                  significant potential for capital appreciation or income
                                                                  growth or both.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
----------------------------------------------------------------- ------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO                                       Seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss, by
                                                                  participating, to the extent possible in favorable equity
    INVESTMENT ADVISER:  ING Investments, LLC                     market performance during the guarantee period. The Series will not implement an "investment strategy" in any
                                                                  conventional sense.  Rather, the Series' asset allocation
                                                                  strategy seeks to optimize the exposure of the Series to
                                                                  the Equity Component while protecting Series' assets.
                                                                  Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.
----------------------------------------------------------------- ------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (Class I)          Seeks long-term capital appreciation. Normally invests at
                                                                  least 80% of net assets in equity securities issued by
    INVESTMENT ADVISER: ING Investments, LLC                      science and technology companies in all market
    INVESTMENT SUBADVISER: Blackrock Advisors, Inc.               capitalization ranges.  Will invest primarily in equity
                                                                  securities of U.S. and non-U.S. companies selected for
                                                                  their rapid and sustainable growth potential from the
                                                                  development, advancement and use of science and/or
                                                                  technology.  May invest up to 25% of its net assets in
                                                                  stocks of issuers in emerging market countries.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class I)                                 Seeks growth of capital through investment in a
                                                                  diversified portfolio consisting primarily of common
    INVESTMENT ADVISER: ING Investments, LLC                      stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     believed to offer growth potential. Under normal market
                                                                  conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class I)                    Seeks to outperform the total return performance of the
                                                                  Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT ADVISER: ING Investments, LLC                      Index), while maintaining a market level of risk. Invests
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     at least 80% of assets in stocks included in the S&P 500
                                                                  Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those
                                                                  stocks  that it believes will under perform the index.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO (Class I)                   Seeks long-term capital growth primarily through
                                                                  investment in a diversified portfolio of common stocks
    INVESTMENT ADVISER: ING Investments, LLC                      principally traded in countries outside of the United
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     States. The Portfolio will not target any given level of
                                                                  current income. Under normal market conditions, invests at least 80% of assets in equity securities and at least 65%
                                                                  of its assets will normally be invested in securities
                                                                  principally traded in three or more countries outside of
                                                                  the U.S. These securities may include common stocks as
                                                                  well as securities convertible into common stock.
----------------------------------------------------------------- ------------------------------------------------------------

ILIAC Variable Annuity - 131765

                                     III-3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO (Class I)                          Seeks growth of capital primarily through investment in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stocks of companies with smaller
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     market capitalizations. Under normal market conditions,
                                                                  invests at least 80% of net assets in common stocks and
                                                                  securities convertible into common stock of
                                                                  small-capitalization companies.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.
------------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.  (Class I)                        Seeks to maximize investment return, consistent with
                                                                  reasonable safety of principal, by investing in a
    INVESTMENT ADVISER:  ING Investments, LLC                     diversified portfolio of one or more of the following
    INVESTMENT SUBADVISER:  Aeltus Investment                     asset classes: stocks, bonds and cash equivalents, based
    Management, Inc.                                              on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment
                                                                  prospects. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets
                                                                  in debt (including money market instruments). The
                                                                  Portfolio may invest up to 15% of total assets in
                                                                  high-yield instruments.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BOND PORTFOLIO
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BOND PORTFOLIO (Class I)                                   Seeks to maximize total return as is consistent with
                                                                  reasonable risk, through investment in a diversified
    INVESTMENT ADVISER:  ING Investments, LLC                     portfolio consisting of investment-grade corporate bonds,
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    and debt securities issued or guaranteed by the U.S.
                                                                  Government, its agencies or instrumentalities. Under
                                                                  normal market conditions, invests at least 80% of assets
                                                                  in high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO
----------------------------------------------------------------- ------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO (Class I)                           Seeks to provide high current return, consistent with
                                                                  preservation of capital and liquidity, through investment
    INVESTMENT ADVISER:  ING Investments, LLC                     in high-quality money market instruments. Invests in a
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    diversified portfolio of high-quality fixed income
                                                                  securities denominated in U.S. dollars, with short
                                                                  remaining maturities. THERE IS NO GUARANTEE THAT THE ING
                                                                  VP MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                  RETURN.
----------------------------------------------------------------- ------------------------------------------------------------

ILIAC Variable Annuity - 131765

                                     III-4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
----------------------------------------------------------------- ------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO (Class S)                               Seeks growth of capital, with dividend income as a
                                                                  secondary consideration. Will normally invest at least 80%
    INVESTMENT ADVISER:  ING Investments, LLC                     of assets in common stock of large companies.  For this
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    Portfolio, large companies are those included in the 500
                                                                  largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest
                                                                  companies as measured by equity market capitalization.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP MIDCAP OPPORTUNITIES PORTFOLIO                             Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stocks of mid-sized U.S.
                                                                  companies that the subadviser believes have above average
    INVESTMENT ADVISER:  ING Investments, LLC                     prospects for growth. For this Portfolio, mid-size
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell MidCap Growth
                                                                  Index.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                           Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stock of smaller,
                                                                  lesser-known U.S. companies that the subadviser believes
    INVESTMENT ADVISER:  ING Investments, LLC                     have above average prospects for growth. For this
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    Portfolio, smaller companies are those with market
                                                                  capitalizations that fall within the range of companies in the Russell 2000 Growth Index.
----------------------------------------------------------------- ------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND PORTFOLIO                      Seeks growth of capital. Seeks to meet its objective by
    (Class I)                                                     investing principally in common stocks of companies the
                                                                  portfolio managers believe are likely to benefit from new
    INVESTMENT ADVISER: A I M Advisors, Inc.                      or innovative products, services or processes as well as
                                                                  those that have experienced above-average, long-term
                                                                  growth in earnings and have excellent prospects for future growth.
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. CORE EQUITY FUND (Class I)                               Seeks growth of capital. Seeks to meet its objective by
                                                                  investing, normally, at least 80% of net assets in equity
    INVESTMENT ADVISER: A I M Advisors, Inc.                      securities, including convertible securities, of
                                                                  established companies that have long-term above-average
                                                                  growth in earnings, and growth companies that the
                                                                  portfolio managers believe have the potential for
                                                                  above-average growth in earnings.
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND (Class I)                     Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Seeks to
    INVESTMENT ADVISER: A I M Advisors, Inc.                      meet its objective by investing, normally, 80% of net
                                                                  assets in debt securities issued, guaranteed or otherwise
                                                                  backed by the U.S. Government.
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. GROWTH FUND (Class I)                                    Seeks growth of capital. Seeks to meet its investment
                                                                  objective by investing principally in seasoned and better
    INVESTMENT ADVISER: A I M Advisors, Inc.                      capitalized companies considered to have strong earnings
                                                                  momentum.
----------------------------------------------------------------- ------------------------------------------------------------

ILIAC Variable Annuity - 131765

                                     III-5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND PORTFOLIO                            Seeks to achieve long-term growth of capital with a
    (Class I)                                                     secondary objective of income. Seeks to meet its
                                                                  objectives by investing, normally, at least 80% of net
    INVESTMENT ADVISER: A I M Advisors, Inc.                      assets in equity securities, including convertible
                                                                  securities.
----------------------------------------------------------------- ------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO                     Seeks reasonable current income and reasonable opportunity
    (Class A)                                                     for appreciation through investments primarily in
                                                                  dividend-paying common stocks of good quality. Invests
    INVESTMENT ADVISER: Alliance Capital Management L.P.          primarily in dividend-paying common stocks of large,
                                                                  well-established "blue chip" companies.
----------------------------------------------------------------- ------------------------------------------------------------
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO                        Seeks growth of capital by pursuing aggressive investment
    (Class A)                                                     policies. Invests primarily in equity securities of U.S.
                                                                  companies focusing on a relatively small number of
    INVESTMENT ADVISER: Alliance Capital Management L.P.          intensively researched companies. Normally invests in
                                                                  about 40-60 companies usually constituting approximately
                                                                  70% of the portfolio's net assets and up to 20% of its
                                                                  total assets in equity securities of non-U.S. companies.
----------------------------------------------------------------- ------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO                      Seeks growth of capital by pursuing aggressive investment
    (Class A)                                                     policies. Current income is incidental to the Portfolio's
    (formerly AllianceBernstein Quasar Portfolio)                 objective. Generally invests in widely diversified
                                                                  portfolio of equity securities spread among many
    INVESTMENT ADVISER: Alliance Capital Management L.P.          industries that offer the possibility of above-average
                                                                  earnings growth. Under normal circumstances invests at
                                                                  least 80% of its net assets in equity securities of
                                                                  smaller companies.
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO                             Seeks long-term capital appreciation. Normally invests
    (Initial Class)                                               primarily in common stocks of companies whose value the
                                                                  Portfolio's investment adviser believes is not fully
    INVESTMENT ADVISER: Fidelity Management & Research Company    recognized by the public.
    INVESTMENT SUBADVISER: Fidelity Management & Research
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO                            Seeks reasonable income. Also considers the potential for
    (Initial Class)                                               capital appreciation. Seeks to achieve a yield which
                                                                  exceeds the composite yield on the securities comprising
    INVESTMENT ADVISER: Fidelity Management & Research Company    the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER: FMR Co., Inc.                          80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
----------------------------------------------------------------- ------------------------------------------------------------

ILIAC Variable Annuity - 131765

                                     III-6

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO                                   Seeks to achieve capital appreciation. Normally invests
    (Initial Class)                                               primarily in common stocks of companies the investment
                                                                  adviser believes have above-average growth potential
    INVESTMENT ADVISER: Fidelity Management & Research Company    (often called "growth" stocks).
    INVESTMENT SUBADVISER: FMR Co., Inc.
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R)VIP HIGH INCOME PORTFOLIO                              Seeks a high level of current income while also
    (Initial Class)                                               considering growth of capital. Normally invests primarily
                                                                  in income-producing debt securities, preferred stocks and
    INVESTMENT ADVISER: Fidelity Management & Research Company    convertible securities, with an emphasis on lower-quality
    INVESTMENT SUBADVISER: Fidelity Management & Research         debt securities.
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES - BALANCED PORTFOLIO                           Seeks long-term capital growth, consistent with
    (Institutional Shares)                                        preservation of capital and balanced by current income.
                                                                  Normally invests 40-60% of its assets in securities
    INVESTMENT ADVISER: Janus Capital                             selected primarily for their growth potential and 40-60%
                                                                  of its assets in securities selected primarily for their
                                                                  income potential. Will limit its investment of
                                                                  high-yield/high-risk bonds to less than 35% of its net
                                                                  assets.  may invest without limit on foreign equity and
                                                                  debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES - GROWTH PORTFOLIO                             Seeks long-term growth of capital in a manner consistent
    (Institutional Shares)                                        with the preservation of capital. Invests primarily in
                                                                  common stocks selected for their growth potential.
    INVESTMENT ADVISER: Janus Capital                             Although it can invest in companies of any size, it
                                                                  generally invests in larger, more established companies.
                                                                  Will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.  May invest without limit in foreign equity and debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES - MIDCAP GROWTH PORTFOLIO                      Seeks long-term growth of capital.  Invests, under normal
    (Institutional Shares) (formerly Aggressive Growth)           circumstances, at least 80% of its net assets in equity
                                                                  securities of mid-sized companies whose market
    INVESTMENT ADVISER: Janus Capital                             capitalization falls, at the time of initial purchase, in
                                                                  the 12-month average of the capitalization range of the
                                                                  Russell MidCap Growth Index. Will limit its investment in
                                                                  high-yield/high-risk bonds to less than 20% of its net
                                                                  assets.  May invest without limit in foreign equity and
                                                                  debt securities.
----------------------------------------------------------------- ------------------------------------------------------------

ILIAC Variable Annuity - 131765

                                     III-7

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO                     Seeks long-term growth of capital in a manner consistent
    (Institutional Shares)                                        with the preservation of capital. Invests primarily in
                                                                  common stocks of companies of any size located throughout
    INVESTMENT ADVISER: Janus Capital                             the world. Normally invests in issuers from at least five
                                                                  different countries, including the United States. May,
                                                                  under unusual circumstances, invest in fewer than five
                                                                  countries or even in a single country. Will limit its
                                                                  investment of high-yield/high-risk bonds to less than 35%
                                                                  of its net assets.  May invest without limit in foreign
                                                                  equity and debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
----------------------------------------------------------------- ------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES (Initial Class)                        Seeks mainly to provide above-average income (compared to
                                                                  a portfolio invested entirely in equity securities)
    INVESTMENT ADVISER: Massachusetts Financial Services Company  consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth
                                                                  of capital and income. Under normal market conditions,
                                                                  invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as
                                                                  equity securities) such as preferred stock; bonds,
                                                                  warrants or rights convertible into stock; bonds, warrants or rights convertible into stock; and depositary receipts
                                                                  for those securities.  The series generally seeks equity
                                                                  securities of companies believed to be undervalued.
                                                                  Invests at least 25% of net assets in non-convertible
                                                                  fixed income securities, including U.S. government
                                                                  securities, mortgage- and asset-backed securities and
                                                                  corporate bonds.  The series may also invest in foreign
                                                                  securities.
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                             Seeks capital appreciation by investing in "growth type"
                                                                  companies. Invests mainly in equity securities, such as
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    common stocks and can invest in other equity securities,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks.
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA                                   Seeks high total return (which includes growth in the
    (formerly Oppenheimer Main Street Growth & Income Fund/VA)    value of its shares as well as current income) from equity
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    and debt securities. Invests mainly in common stocks of
                                                                  U.S. companies, and can also invest in other equity
                                                                  securities such as preferred stocks and securities
                                                                  convertible into common stocks.
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA                                Seeks a high level of current income principally derived
                                                                  from interest on debt securities. Invests mainly in debt
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    securities of issuers in three market sectors: foreign
                                                                  governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign
                                                                  companies.
----------------------------------------------------------------- ------------------------------------------------------------

ILIAC Variable Annuity - 131765

                                     III-8

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
----------------------------------------------------------------- ------------------------------------------------------------
JENNISON PORTFOLIO (Class II)                                     Seeks long-term growth of capital. Invests primarily in
                                                                  equity securities of major, established corporations that
    INVESTMENT ADVISER:  Prudential Investments LLC               the investment adviser believes offer above-average growth
    INVESTMENT SUBADVISER:  Jennison Associates LLC               prospects.
----------------------------------------------------------------- ------------------------------------------------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Class II)        Seeks long-term growth of capital. Invests in
    (formerly SP Jennison International Growth Portfolio)         equity-related securities of foreign issuers that the
                                                                  subadviser thinks will increase in value over a period of
    INVESTMENT ADVISER:  Prudential Investments LLC               years. Invests primarily in the common stock of large and
    INVESTMENT SUBADVISER:  William Blair & Company LLC           medium-sized foreign companies. Under normal
                                                                  circumstances, invests at least 65% of total assets in
                                                                  common stock of foreign companies operating or based in at least five different countries.
----------------------------------------------------------------- ------------------------------------------------------------
UBS SERIES
----------------------------------------------------------------- ------------------------------------------------------------
UBS U.S. ALLOCATION PORTFOLIO (Class I)                           Total return, consisting of long-term capital appreciation
    (formerly UBS Tactical Allocation Portfolio)                  and current income. The fund is a multi-asset fund and
                                                                  allocates its assets among the major domestic asset
    INVESTMENT ADVISER: UBS Global Asset Management (US) Inc.     classes (U.S. fixed income and U.S. equities) based upon
                                                                  UBS Global AM's assessment of prevailing market conditions in the U.S. and abroad.
----------------------------------------------------------------- ------------------------------------------------------------

ILIAC Variable Annuity - 131765

                                     III-9

                                   APPENDIX IV

          PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO* OFFERINGS
--------------------------------------------------------------------------------

ING GET U.S. Core Portfolio - Series 4        03/12/04 - 06/10/04       06/11/04 - 06/12/09

ING GET U.S. Core Portfolio - Series 5        06/11/04 - 09/09/04       09/10/04 - 09/09/11

ING GET U.S. Core Portfolio - Series 6        09/10/04 - 12/09/04       12/10/04 - 12/09/11

ING GET U.S. Core Portfolio - Series 7        12/10/04 - 03/08/05       03/09/05 - 03/08/12

ING GET U.S. Core Portfolio - Series 8        03/09/05 - 06/07/05       06/08/05 - 06/07/12

*    Formerly known as ING GET Fund.

ILIAC Variable Annuity - 131765

                                   APPENDIX V

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT B AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.

                                     TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.37     $9.841    $12.951     $14.675    $10.245     $7.522
Value at end of period                                                 $9.46      $7.37     $9.841     $12.951    $14.675    $10.245
Number of accumulation units outstanding at end of period            445,452    501,618    613,912     552,619    190,831     10,913
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.67     $9.172    $12.001     $14.179    $10.663     $7.948
Value at end of period                                                 $9.45      $7.67     $9.172     $12.001    $14.179    $10.663
Number of accumulation units outstanding at end of period            859,272    948,642  1,160,320   1,098,096    370,289      3,666
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                          $12.36    $11.383    $10.800     $10.488
Value at end of period                                                $12.37     $12.36    $11.383     $10.800
Number of accumulation units outstanding at end of period            346,392    590,034    178,808       8,235
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $5.09     $7.446    $11.371     $14.438    $10.779     $7.856
Value at end of period                                                 $6.62      $5.09     $7.446     $11.371    $14.438    $10.779
Number of accumulation units outstanding at end of period            686,221    753,288    964,134     935,078    300,327     11,163
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $6.91    $10.001    $11.548     $13.659    $10.616     $7.820
Value at end of period                                                 $8.56      $6.91    $10.001     $11.548    $13.659    $10.616
Number of accumulation units outstanding at end of period          1,268,376  1,508,348  1,985,504   1,793,243    895,401     27,668

ILIAC Variable Annuity - 131765

                                      V-1

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                           $7.77    $10.068    $10.129      $9.778
Value at end of period                                                $10.20      $7.77    $10.068     $10.129
Number of accumulation units outstanding at end of period          1,037,180    826,949    713,345      29,928
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                           $4.29     $6.249     $7.620      $9.283
Value at end of period                                                 $5.26      $4.29     $6.249      $7.620
Number of accumulation units outstanding at end of period            379,025    366,995    378,917      83,126
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                           $5.55     $8.218     $9.511     $10.602
Value at end of period                                                 $8.19      $5.55     $8.218      $9.511
Number of accumulation units outstanding at end of period            134,788     42,354     23,023       1,070
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $9.36    $10.424    $11.993     $12.966    $10.535     $8.083
Value at end of period                                                $11.91      $9.36    $10.424     $11.993    $12.966    $10.535
Number of accumulation units outstanding at end of period          2,257,322  2,018,022  2,109,547   1,991,818  1,126,347     42,196
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $8.68    $10.553    $11.210     $10.438     $9.911     $8.459
Value at end of period                                                $11.21      $8.68    $10.553     $11.210    $10.438     $9.911
Number of accumulation units outstanding at end of period          1,917,301  1,734,825  1,805,355   1,176,439    735,175     48,260
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                           $6.30     $9.097    $11.154     $12.649    $10.265
Value at end of period                                                 $8.29      $6.30     $9.097     $11.154    $12.649
Number of accumulation units outstanding at end of period          1,906,545  1,714,741  1,711,082   1,214,067     84,394
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.59     $6.436     $7.362      $9.586     $8.949     $8.626
Value at end of period                                                 $8.31      $6.59     $6.436      $7.362     $9.586     $8.949
Number of accumulation units outstanding at end of period          1,157,540    893,040    941,816     887,740    590,621     40,909
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.79     $8.364    $11.557     $14.511     $9.248     $8.553
Value at end of period                                                 $8.70      $6.79     $8.364     $11.557    $14.511     $9.248
Number of accumulation units outstanding at end of period          1,004,101    868,696    856,532     695,491    292,270     46,182

ILIAC Variable Annuity - 131765

                                      V-2

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $7.23    $10.456    $14.030     $15.023    $10.193     $9.507
Value at end of period                                                 $9.18      $7.23    $10.456     $14.030    $15.023    $10.193
Number of accumulation units outstanding at end of period            666,673    760,839    863,568     643,763    207,410     10,086
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $5.19     $8.099    $10.933     $15.499    $10.371     $7.999
Value at end of period                                                 $7.10      $5.19     $8.099     $10.933    $15.499    $10.371
Number of accumulation units outstanding at end of period            664,936    688,422    853,538     844,849    360,244     11,391
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.85     $9.211    $11.755     $12.424    $10.113     $8.805
Value at end of period                                                 $8.48      $6.85     $9.211     $11.755    $12.424    $10.113
Number of accumulation units outstanding at end of period            331,059    358,337    416,034     383,389    208,889      4,604
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $9.66    $10.870    $11.457     $11.632    $10.337     $9.555
Value at end of period                                                $11.37      $9.66    $10.870     $11.457    $11.632    $10.337
Number of accumulation units outstanding at end of period          1,029,178    993,956  1,075,274     788,863    417,961      5,235
ING VP BOND PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                          $12.73    $11.867    $11.018     $10.145    $10.319    $10.157
Value at end of period                                                $13.41     $12.73    $11.867     $11.018    $10.145    $10.319
Number of accumulation units outstanding at end of period          1,257,971  1,452,812  1,338,812     722,145    708,744     16,582
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                           $2.59     $4.458     $5.842      $9.999
Value at end of period                                                 $3.74      $2.59     $4.458      $5.842
Number of accumulation units outstanding at end of period            729,378    588,646    572,939     367,378
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.09     $8.195    $10.140     $11.498     $9.886     $7.862
Value at end of period                                                 $7.60      $6.09     $8.195     $10.140    $11.498     $9.886
Number of accumulation units outstanding at end of period          1,213,385  1,413,021  1,650,395   1,630,201  1,093,630    125,488
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                           $5.43     $7.998     $9.367
Value at end of period                                                 $7.12      $5.43     $7.998
Number of accumulation units outstanding at end of period             75,151     10,588      6,966

ILIAC Variable Annuity - 131765

                                      V-3

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $6.22     $8.834    $12.229     $14.022    $10.489     $8.387
Value at end of period                                                 $8.03      $6.22     $8.834     $12.229    $14.022    $10.489
Number of accumulation units outstanding at end of period            667,168    744,203    962,023   1,034,464    453,570      8,460
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.87    $10.129    $11.839     $13.193    $10.716     $8.469
Value at end of period                                                 $9.84      $7.87    $10.129     $11.839    $13.193    $10.716
Number of accumulation units outstanding at end of period          3,215,532  3,628,671  4,201,884   4,191,119  2,135,759     31,054
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $5.93     $8.160    $10.824     $13.715     $9.149     $8.583
Value at end of period                                                 $7.75      $5.93     $8.160     $10.824    $13.715     $9.149
Number of accumulation units outstanding at end of period            314,549    273,415    304,009     274,728     75,017        587
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                           $7.12     $9.335     $9.602
Value at end of period                                                 $9.22      $7.12     $9.335
Number of accumulation units outstanding at end of period             54,558     35,551     28,149
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                           $6.21     $8.476    $10.181
Value at end of period                                                 $8.41      $6.21     $8.476
Number of accumulation units outstanding at end of period            219,160    120,171     31,788
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                          $11.59    $11.515    $11.186     $10.615    $10.199    $10.122
Value at end of period                                                $11.58     $11.59    $11.515     $11.186    $10.615    $10.199
Number of accumulation units outstanding at end of period          1,967,775  3,154,101  3,693,592   2,214,734  2,174,383    103,626
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                          $10.04    $13.205    $12.820     $12.128     $9.357     $8.799
Value at end of period                                                $13.67     $10.04    $13.205     $12.820    $12.128     $9.357
Number of accumulation units outstanding at end of period          1,313,138  1,077,683    886,919     578,289    163,679     13,538
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                           $4.73     $8.497    $10.065
Value at end of period                                                 $6.49      $4.73     $8.497
Number of accumulation units outstanding at end of period            175,467    117,669     73,607

ILIAC Variable Annuity - 131765

                                      V-4

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                          $11.64    $12.560    $13.308     $13.742    $10.945     $9.175
Value at end of period                                                $13.15     $11.64    $12.560     $13.308    $13.742    $10.945
Number of accumulation units outstanding at end of period          2,765,469  3,258,035  3,515,601   3,217,068  1,721,022    114,603
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.16     $9.842    $13.203     $15.599    $10.938     $7.907
Value at end of period                                                 $9.35      $7.16     $9.842     $13.203    $15.599    $10.938
Number of accumulation units outstanding at end of period          1,932,748  2,342,510  2,954,711   3,180,106  1,611,327    138,459
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.13     $9.985    $16.650     $24.654    $11.042     $7.183
Value at end of period                                                 $9.54      $7.13     $9.985     $16.650    $24.654    $11.042
Number of accumulation units outstanding at end of period          1,724,864  1,964,783  2,548,970   2,655,062  1,018,787     18,318
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.39    $10.010    $13.030     $15.599     $9.576     $7.245
Value at end of period                                                 $9.07      $7.39    $10.010     $13.030    $15.599     $9.576
Number of accumulation units outstanding at end of period          3,033,409  3,739,037  4,534,179   4,326,254  1,828,183     63,712
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                           $6.07     $8.903     $9.126
Value at end of period                                                 $7.79      $6.07     $8.903
Number of accumulation units outstanding at end of period             23,315     17,204     16,482
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                          $11.13    $11.850    $11.934     $10.385    $10.171     $9.712
Value at end of period                                                $12.82     $11.13    $11.850     $11.934    $10.385    $10.171
Number of accumulation units outstanding at end of period          1,339,016  1,138,016  1,083,172     485,471    321,447     11,625
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.29    $10.191    $14.970     $17.027     $9.362     $7.289
Value at end of period                                                 $9.07      $7.29    $10.191     $14.970    $17.027     $9.362
Number of accumulation units outstanding at end of period            575,555    566,444    733,701     614,552    102,852        730
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.08     $8.801     $9.891     $10.946     $9.080     $6.913
Value at end of period                                                 $8.88      $7.08     $8.801      $9.891    $10.946     $9.080
Number of accumulation units outstanding at end of period            957,263    825,724    872,461     768,952    341,458     27,241

ILIAC Variable Annuity - 131765

                                      V-5

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during November 1998)
Value at beginning of period                                          $11.24    $10.562    $10.171     $10.005     $9.823     $9.550
Value at end of period                                                $13.15     $11.24    $10.562     $10.171    $10.005     $9.823
Number of accumulation units outstanding at end of period            508,541    535,397    554,902     410,623    247,095     21,480
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                           $5.76     $7.540
Value at end of period                                                 $7.94      $5.76
Number of accumulation units outstanding at end of period            100,681      9,143
UBS TACTICAL ALLOCATION PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                           $6.83     $8.944    $10.326     $10.651     $9.451
Value at end of period                                                 $8.61      $6.83     $8.944     $10.326    $10.651
Number of accumulation units outstanding at end of period            184,873    198,038    229,676     187,906    101,508

ILIAC Variable Annuity - 131765

                                      V-6

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.27     $9.738    $12.855     $14.611    $10.231     $7.914
Value at end of period                                                 $9.30      $7.27     $9.738     $12.855    $14.611    $10.231
Number of accumulation units outstanding at end of period            595,056    657,037    752,138     701,844    317,266     17,420
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.57     $9.076    $11.912     $14.117    $10.649     $8.179
Value at end of period                                                 $9.30      $7.57     $9.076     $11.912    $14.117    $10.649
Number of accumulation units outstanding at end of period          1,330,081  1,538,823  1,890,198   1,809,797    938,411      9,968
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during January 2001)
Value at beginning of period                                          $12.26    $11.325    $10.843
Value at end of period                                                $12.23     $12.26    $11.325
Number of accumulation units outstanding at end of period            467,445    768,636    245,192
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $5.02     $7.369    $11.288     $14.375    $10.764     $8.120
Value at end of period                                                 $6.51      $5.02     $7.369     $11.288    $14.375    $10.764
Number of accumulation units outstanding at end of period          1,067,508  1,178,462  1,455,036   1,389,231    722,832     14,904
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $6.82     $9.897    $11.463     $13.599    $10.601     $8.093
Value at end of period                                                 $8.42      $6.82     $9.897     $11.463    $13.599    $10.601
Number of accumulation units outstanding at end of period          2,017,119  2,427,698  3,031,052   2,930,390  1,538,846     29,486
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                           $7.71    $10.017    $10.108      $9.765
Value at end of period                                                $10.09      $7.71    $10.017     $10.108
Number of accumulation units outstanding at end of period          1,055,320    882,219    929,829      16,099
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                           $4.26     $6.217     $7.605      $9.083
Value at end of period                                                 $5.20      $4.26     $6.217      $7.605
Number of accumulation units outstanding at end of period            323,966    306,904    313,435      76,848

ILIAC Variable Annuity - 131765

                                      V-7

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                           $5.51     $8.177     $9.491     $10.504
Value at end of period                                                 $8.10      $5.51     $8.177      $9.491
Number of accumulation units outstanding at end of period            165,581     30,165     36,073         431
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                           $9.23    $10.315    $11.904     $12.909    $10.521     $8.746
Value at end of period                                                $11.71      $9.23    $10.315     $11.904    $12.909    $10.521
Number of accumulation units outstanding at end of period          2,423,626  2,369,434  2,524,943   2,706,891  1,682,680     29,543
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $8.56    $10.443    $11.127     $10.392     $9.897     $8.314
Value at end of period                                                $11.02      $8.56    $10.443     $11.127    $10.392     $9.897
Number of accumulation units outstanding at end of period          2,405,810  2,273,947  2,332,214   2,028,220  1,507,320     59,609
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                           $6.23     $9.027    $11.102     $12.628    $10.231
Value at end of period                                                 $8.17      $6.23     $9.027     $11.102    $12.628
Number of accumulation units outstanding at end of period          1,615,540  1,513,916  1,544,437   1,209,832    124,948
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.51     $6.369     $7.307      $9.544     $8.936     $8.411
Value at end of period                                                 $8.18      $6.51     $6.369      $7.307     $9.544     $8.936
Number of accumulation units outstanding at end of period          1,181,961    908,261  1,005,301     990,111    712,099     19,661
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $6.70     $8.277    $11.472     $14.448     $9.236     $8.395
Value at end of period                                                 $8.56      $6.70     $8.277     $11.472    $14.448     $9.236
Number of accumulation units outstanding at end of period            704,367    567,196    529,984     453,858    180,822     25,860
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $7.14    $10.347    $13.926     $14.957    $10.180     $9.302
Value at end of period                                                 $9.02      $7.14    $10.347     $13.926    $14.957    $10.180
Number of accumulation units outstanding at end of period            726,481    775,399    911,394     845,124    361,089      9,561
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $5.12     $8.015    $10.853     $15.431    $10.357     $6.702
Value at end of period                                                 $6.99      $5.12     $8.015     $10.853    $15.431    $10.357
Number of accumulation units outstanding at end of period            747,149    836,353  1,011,359   1,063,458    421,059     13,509

ILIAC Variable Annuity - 131765

                                      V-8

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.76     $9.115    $11.668     $12.370    $10.099     $9.089
Value at end of period                                                 $8.34      $6.76     $9.115     $11.668    $12.370    $10.099
Number of accumulation units outstanding at end of period            549,257    619,494    766,265     740,495    434,221     36,363
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 1998)
Value at beginning of period                                           $9.53    $10.757    $11.372     $11.581    $10.323     $9.276
Value at end of period                                                $11.18      $9.53    $10.757     $11.372    $11.581    $10.323
Number of accumulation units outstanding at end of period            742,506    701,902    759,422     741,768    403,187     17,681
ING VP BOND PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                          $12.56    $11.743    $10.937     $10.101    $10.305    $10.119
Value at end of period                                                $13.19     $12.56    $11.743     $10.937    $10.101    $10.305
Number of accumulation units outstanding at end of period          1,229,859  1,436,808  1,394,133   1,025,035    806,343     30,949
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                           $2.57     $4.435     $5.830      $9.999
Value at end of period                                                 $3.69      $2.57     $4.435      $5.830
Number of accumulation units outstanding at end of period            508,346    381,818    433,715     223,693
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $6.01     $8.110    $10.065     $11.447     $9.872     $7.672
Value at end of period                                                 $7.48      $6.01     $8.110     $10.065    $11.447     $9.872
Number of accumulation units outstanding at end of period          1,277,114  1,439,279  1,759,669   1,840,246  1,317,642     55,707
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                           $5.40     $7.981    $10.031
Value at end of period                                                 $7.06      $5.40     $7.981
Number of accumulation units outstanding at end of period             14,797      2,346      3,705
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $6.13     $8.742    $12.139     $13.961    $10.475     $8.359
Value at end of period                                                 $7.90      $6.13     $8.742     $12.139    $13.961    $10.475
Number of accumulation units outstanding at end of period            596,441    640,934    822,257     901,462    536,727      8,297
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                           $7.77    $10.024    $11.752     $13.136    $10.702     $8.964
Value at end of period                                                 $9.68      $7.77    $10.024     $11.752    $13.136    $10.702
Number of accumulation units outstanding at end of period          2,732,299  3,014,921  3,558,547   3,665,275  2,394,661     94,255

ILIAC Variable Annuity - 131765

                                      V-9

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $5.85     $8.075    $10.744     $13.655     $9.137     $8.497
Value at end of period                                                 $7.62      $5.85     $8.075     $10.744    $13.655     $9.137
Number of accumulation units outstanding at end of period            206,797    174,150    191,553     211,631     79,291      4,529
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                           $7.08     $9.316     $9.567
Value at end of period                                                 $9.14      $7.08     $9.316
Number of accumulation units outstanding at end of period             27,368     18,913      6,683
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                           $6.18     $8.458    $10.125
Value at end of period                                                 $8.34      $6.18     $8.458
Number of accumulation units outstanding at end of period            263,134    138,997     27,540
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                          $11.44    $11.396    $11.103     $10.569    $10.186    $10.086
Value at end of period                                                $11.39     $11.44    $11.396     $11.103    $10.569    $10.186
Number of accumulation units outstanding at end of period          1,880,007  2,724,201  2,794,371   1,993,511  1,313,322     44,014
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $9.91    $13.068    $12.726     $12.074     $9.345     $7.219
Value at end of period                                                $13.45      $9.91    $13.068     $12.726    $12.074     $9.345
Number of accumulation units outstanding at end of period            709,514    617,861    558,858     419,834    114,138      7,787
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                           $4.71     $8.479    $10.064
Value at end of period                                                 $6.44      $4.71     $8.479
Number of accumulation units outstanding at end of period            233,330    101,824     37,135
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                          $11.48    $12.430    $13.210     $13.681    $10.930     $8.301
Value at end of period                                                $12.93     $11.48    $12.430     $13.210    $13.681    $10.930
Number of accumulation units outstanding at end of period          3,012,811  3,601,529  4,073,988   3,812,377  2,130,090     27,397
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.07     $9.740    $13.106     $15.531    $10.923     $7.596
Value at end of period                                                 $9.19      $7.07     $9.740     $13.106    $15.531    $10.923
Number of accumulation units outstanding at end of period          2,595,083  3,015,363  3,897,751   4,430,382  2,407,010     35,759

ILIAC Variable Annuity - 131765

                                      V-10

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.03     $9.881    $16.527     $24.546    $11.027     $6.858
Value at end of period                                                 $9.38      $7.03     $9.881     $16.527    $24.546    $11.027
Number of accumulation units outstanding at end of period          1,507,893  1,696,306  2,197,460   2,338,682    994,780     21,356
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                           $7.29     $9.906    $12.934     $15.531     $9.563     $8.027
Value at end of period                                                 $8.92      $7.29     $9.906     $12.934    $15.531     $9.563
Number of accumulation units outstanding at end of period          2,987,515  3,645,285  4,448,459   4,782,841  2,118,680     39,602
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                           $6.04     $8.884     $9.208
Value at end of period                                                 $7.73      $6.04     $8.884
Number of accumulation units outstanding at end of period             50,522     42,520     24,556
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                          $10.98    $11.726    $11.846     $10.339    $10.157     $9.772
Value at end of period                                                $12.61     $10.98    $11.726     $11.846    $10.339    $10.157
Number of accumulation units outstanding at end of period          2,075,933  1,935,085  1,711,650   1,107,686    675,246     12,838
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.19    $10.085    $14.860     $16.952     $9.350     $6.300
Value at end of period                                                 $8.92      $7.19    $10.085     $14.860    $16.952     $9.350
Number of accumulation units outstanding at end of period            717,707    653,599    774,543     677,022    139,615     12,609
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $6.98     $8.710     $9.818     $10.898     $9.067     $6.647
Value at end of period                                                 $8.74      $6.98     $8.710      $9.818    $10.898     $9.067
Number of accumulation units outstanding at end of period          1,573,160  1,503,687  1,636,809   1,516,368    737,210     41,656
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                          $11.09    $10.453    $10.096      $9.961     $9.810     $9.566
Value at end of period                                                $12.93     $11.09    $10.453     $10.096     $9.961     $9.810
Number of accumulation units outstanding at end of period            728,495    629,246    574,226     497,551    321,797     13,169
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period                                           $5.73     $7.521     $9.347
Value at end of period                                                 $7.87      $5.73     $7.521
Number of accumulation units outstanding at end of period            129,476      7,304        260

ILIAC Variable Annuity - 131765

                                      V-11

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
UBS TACTICAL ALLOCATION PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                           $6.75     $8.871    $10.273     $10.629     $9.852
Value at end of period                                                 $8.49      $6.75     $8.871     $10.273    $10.629
Number of accumulation units outstanding at end of period            921,723    964,640  1,022,443     917,170    541,487

ILIAC Variable Annuity - 131765

                                      V-12

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE III
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $7.23     $9.687    $12.808     $14.579    $10.224     $9.078
Value at end of period                                                 $9.23      $7.23     $9.687     $12.808    $14.579    $10.224
Number of accumulation units outstanding at end of period            280,981    329,703    424,755     392,207    156,884        857
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.52     $9.029    $11.868     $14.086    $10.641     $8.830
Value at end of period                                                 $9.22      $7.52     $9.029     $11.868    $14.086    $10.641
Number of accumulation units outstanding at end of period            474,287    507,917    607,793     628,311    259,387      7,172
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                          $12.21    $11.296    $10.767     $10.743
Value at end of period                                                $12.16     $12.21    $11.296     $10.767
Number of accumulation units outstanding at end of period            145,354    283,516     86,120      10,553
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $4.99     $7.330    $11.246     $14.343    $10.757     $9.702
Value at end of period                                                 $6.46      $4.99     $7.330     $11.246    $14.343    $10.757
Number of accumulation units outstanding at end of period            341,365    372,278    500,453     539,472    228,578      1,498
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $6.77     $9.845    $11.420     $13.569    $10.594     $9.664
Value at end of period                                                 $8.35      $6.77     $9.845     $11.420    $13.569    $10.594
Number of accumulation units outstanding at end of period            747,410    868,527  1,050,807   1,085,664    492,467      9,219
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                           $7.68     $9.991    $10.098      $9.310
Value at end of period                                                $10.03      $7.68     $9.991     $10.098
Number of accumulation units outstanding at end of period            396,340    356,243    341,168       4,460
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                           $4.24     $6.201     $7.597      $7.918
Value at end of period                                                 $5.17      $4.24     $6.201      $7.597
Number of accumulation units outstanding at end of period            126,509    138,235     85,676      23,775

ILIAC Variable Annuity - 131765

                                      V-13

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                           $5.49     $8.156     $9.482      $8.851
Value at end of period                                                 $8.06      $5.49     $8.156      $9.482
Number of accumulation units outstanding at end of period             41,352     10,982      8,785         296
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $9.17    $10.262    $11.860     $12.881    $10.514     $8.946
Value at end of period                                                $11.62      $9.17    $10.262     $11.860    $12.881    $10.514
Number of accumulation units outstanding at end of period            908,324    842,283  1,021,502   1,105,565    604,942      3,861
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $8.51    $10.388    $11.086     $10.369     $9.891     $9.412
Value at end of period                                                $10.93      $8.51    $10.388     $11.086    $10.369     $9.891
Number of accumulation units outstanding at end of period            767,724    665,354    681,661     597,258    471,012      9,907
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                           $6.20     $8.993    $11.076     $12.618    $10.793
Value at end of period                                                 $8.12      $6.20     $8.993     $11.076    $12.618
Number of accumulation units outstanding at end of period            592,005    531,768    556,572     444,916     35,352
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $6.46     $6.336     $7.280      $9.523     $8.930     $8.987
Value at end of period                                                 $8.11      $6.46     $6.336      $7.280     $9.523     $8.930
Number of accumulation units outstanding at end of period            500,839    390,976    442,314     460,731    244,927     48,476
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.65     $8.234    $11.430     $14.416     $9.229     $8.841
Value at end of period                                                 $8.49      $6.65     $8.234     $11.430    $14.416     $9.229
Number of accumulation units outstanding at end of period            435,174    399,228    415,390     360,841    122,089      2,368
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $7.09    $10.293    $13.875     $14.924    $10.173     $9.421
Value at end of period                                                 $8.95      $7.09    $10.293     $13.875    $14.924    $10.173
Number of accumulation units outstanding at end of period            183,337    201,250    268,472     258,457     99,417        161
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $5.09     $7.973    $10.812     $15.397    $10.350     $8.599
Value at end of period                                                 $6.93      $5.09     $7.973     $10.812    $15.397    $10.350
Number of accumulation units outstanding at end of period            248,251    250,908    336,248     337,201    173,671     12,479

ILIAC Variable Annuity - 131765

                                      V-14

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.72     $9.068    $11.625     $12.343    $10.092     $8.886
Value at end of period                                                 $8.27      $6.72     $9.068     $11.625    $12.343    $10.092
Number of accumulation units outstanding at end of period            159,053    179,084    239,620     281,914    145,910      6,259
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $9.46    $10.701    $11.330     $11.555    $10.316     $9.581
Value at end of period                                                $11.09      $9.46    $10.701     $11.330    $11.555    $10.316
Number of accumulation units outstanding at end of period            361,022    324,406    390,130     383,215    237,246      9,447
ING VP BOND PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                          $12.48    $11.682    $10.896     $10.078    $10.298    $10.188
Value at end of period                                                $13.08     $12.48    $11.682     $10.896    $10.078    $10.298
Number of accumulation units outstanding at end of period            495,079    534,744    504,706     402,297    300,240      3,930
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                           $2.56     $4.424     $5.824      $8.693
Value at end of period                                                 $3.67      $2.56     $4.424      $5.824
Number of accumulation units outstanding at end of period             98,525     55,830     79,126      74,724
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $5.97     $8.067    $10.028     $11.422     $9.866     $8.961
Value at end of period                                                 $7.42      $5.97     $8.067     $10.028    $11.422     $9.866
Number of accumulation units outstanding at end of period            456,278    490,461    598,188     609,964    407,605     47,020
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                           $5.38     $7.973    $10.086
Value at end of period                                                 $7.03      $5.38     $7.973
Number of accumulation units outstanding at end of period             11,289      1,383      2,168
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.09     $8.697    $12.094     $13.930    $10.468     $8.899
Value at end of period                                                 $7.83      $6.09     $8.697     $12.094    $13.930    $10.468
Number of accumulation units outstanding at end of period            117,746    122,600    179,315     205,559    114,036      2,298
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                           $7.71     $9.971    $11.709     $13.107    $10.694     $9.134
Value at end of period                                                 $9.60      $7.71     $9.971     $11.709    $13.107    $10.694
Number of accumulation units outstanding at end of period          1,074,895  1,263,503  1,515,400   1,645,365    926,393      4,957

ILIAC Variable Annuity - 131765

                                      V-15

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $5.81     $8.033    $10.704     $13.625     $9.131     $8.663
Value at end of period                                                 $7.56      $5.81     $8.033     $10.704    $13.625     $9.131
Number of accumulation units outstanding at end of period             75,410     61,383     79,279      82,568     28,091        718
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                           $7.07     $9.306     $9.624
Value at end of period                                                 $9.10      $7.07     $9.306
Number of accumulation units outstanding at end of period              5,557      1,232        701
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                           $6.17     $8.449     $9.402
Value at end of period                                                 $8.31      $6.17     $8.449
Number of accumulation units outstanding at end of period             81,803     26,454     14,864
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                          $11.36    $11.336    $11.062     $10.546    $10.179    $10.120
Value at end of period                                                $11.30     $11.36    $11.336     $11.062    $10.546    $10.179
Number of accumulation units outstanding at end of period            809,314  1,186,508  1,293,086     818,340    707,569     47,079
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $9.84    $13.000    $12.679     $12.048     $9.338     $8.739
Value at end of period                                                $13.34      $9.84    $13.000     $12.679    $12.048     $9.338
Number of accumulation units outstanding at end of period            271,334    200,548    165,137     119,263     39,754        396
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                           $4.70     $8.470    $11.291
Value at end of period                                                 $6.41      $4.70     $8.470
Number of accumulation units outstanding at end of period             98,422     56,606     14,405
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                          $11.41    $12.365    $13.161     $13.651    $10.923     $9.275
Value at end of period                                                $12.83     $11.41    $12.365     $13.161    $13.651    $10.923
Number of accumulation units outstanding at end of period          1,027,563  1,255,266  1,450,692   1,480,174    778,170      9,108
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $7.02     $9.689    $13.057     $15.497    $10.915     $9.157
Value at end of period                                                 $9.12      $7.02     $9.689     $13.057    $15.497    $10.915
Number of accumulation units outstanding at end of period            852,745    983,467  1,297,820   1,465,080    647,596      6,648

ILIAC Variable Annuity - 131765

                                      V-16

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $6.98     $9.829    $16.466     $24.492    $11.020     $9.497
Value at end of period                                                 $9.30      $6.98     $9.829     $16.466    $24.492    $11.020
Number of accumulation units outstanding at end of period            568,038    657,392    849,468     933,621    368,330        944
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $7.24     $9.854    $12.886     $15.497     $9.557     $8.519
Value at end of period                                                 $8.85      $7.24     $9.854     $12.886    $15.497     $9.557
Number of accumulation units outstanding at end of period            875,429  1,076,133  1,330,767   1,437,826    583,969      7,974
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                           $6.02     $8.875     $9.047
Value at end of period                                                 $7.70      $6.02     $8.875
Number of accumulation units outstanding at end of period             19,308      4,457      7,748
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                          $10.91    $11.665    $11.803     $10.317    $10.150     $9.737
Value at end of period                                                $12.51     $10.91    $11.665     $11.803    $10.317    $10.150
Number of accumulation units outstanding at end of period            575,689    561,729    515,486     359,846    307,463     27,534
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                           $7.14    $10.032    $14.805     $16.915     $9.343     $8.309
Value at end of period                                                 $8.84      $7.14    $10.032     $14.805    $16.915     $9.343
Number of accumulation units outstanding at end of period            201,788    205,718    257,900     262,829     58,765        407
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during November 1998)
Value at beginning of period                                           $6.94     $8.664     $9.782     $10.874     $9.061     $8.449
Value at end of period                                                 $8.67      $6.94     $8.664      $9.782    $10.874     $9.061
Number of accumulation units outstanding at end of period            492,452    475,185    542,225     527,870    255,253      1,468
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                          $11.02    $10.398    $10.059      $9.939     $9.803     $9.768
Value at end of period                                                $12.82     $11.02    $10.398     $10.059     $9.939     $9.803
Number of accumulation units outstanding at end of period            224,446    209,695    190,058     151,921    118,824         10
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                           $5.72     $7.280
Value at end of period                                                 $7.84      $5.72
Number of accumulation units outstanding at end of period             31,363      7,013

ILIAC Variable Annuity - 131765

                                      V-17

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      2003       2002      2001         2000       1999       1998
                                                                      ----       ----      ----         ----       ----       ----
UBS TACTICAL ALLOCATION PORTFOLIO
(Funds were first received in this option during June 1999)
Value at beginning of period                                           $6.71     $8.835    $10.247     $10.618     $9.567
Value at end of period                                                 $8.43      $6.71     $8.835     $10.247    $10.618
Number of accumulation units outstanding at end of period             86,929     94,577    100,437      93,298     49,695

ILIAC Variable Annuity - 131765

                                      V-18

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE IV
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $4.33      $5.805      $7.678      $9.935
Value at end of period                                                     $5.52       $4.33      $5.805      $7.678
Number of accumulation units outstanding at end of period                232,705     224,044     228,066     100,309
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $5.20      $6.246      $8.214      $9.846
Value at end of period                                                     $6.37       $5.20      $6.246      $8.214
Number of accumulation units outstanding at end of period                200,687     233,332     248,334      61,552
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                              $11.77     $10.897     $10.392     $10.090
Value at end of period                                                    $11.72      $11.77     $10.897     $10.392
Number of accumulation units outstanding at end of period                 93,136     175,025     184,082         918
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $3.37      $4.958      $7.611      $9.945
Value at end of period                                                     $4.36       $3.37      $4.958      $7.611
Number of accumulation units outstanding at end of period                166,356     164,058     256,729     121,073
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $5.21      $7.585      $8.804      $9.590
Value at end of period                                                     $6.43       $5.21      $7.585      $8.804
Number of accumulation units outstanding at end of period                299,982     341,816     371,813      83,391
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $7.89     $10.272     $10.387      $9.984
Value at end of period                                                    $10.30       $7.89     $10.272     $10.387
Number of accumulation units outstanding at end of period                451,492     380,963     433,113      20,209
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $4.57      $6.688      $8.198      $9.505
Value at end of period                                                     $5.57       $4.57      $6.688      $8.198
Number of accumulation units outstanding at end of period                190,489     201,715     174,117      38,184

ILIAC Variable Annuity - 131765

                                      V-19

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $4.97      $7.384      $8.589      $9.718
Value at end of period                                                     $7.29       $4.97      $7.384      $8.589
Number of accumulation units outstanding at end of period                 45,523      13,239      16,639         963
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $7.29      $8.163      $9.440     $10.000
Value at end of period                                                     $9.23       $7.29      $8.163      $9.440
Number of accumulation units outstanding at end of period                396,289     267,452     229,470      56,160
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $8.17      $9.978     $10.654     $10.343
Value at end of period                                                    $10.49       $8.17      $9.978     $10.654
Number of accumulation units outstanding at end of period                556,680     416,662     402,042      19,341
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $4.78      $6.941      $8.554      $9.783
Value at end of period                                                     $6.26       $4.78      $6.941      $8.554
Number of accumulation units outstanding at end of period                780,056     678,024     646,257     131,209
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $7.51      $7.367      $8.470      $9.860
Value at end of period                                                     $9.42       $7.51      $7.367      $8.470
Number of accumulation units outstanding at end of period                182,940     102,212     110,266      13,910
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $5.68      $7.038      $9.775      $9.570
Value at end of period                                                     $7.25       $5.68      $7.038      $9.775
Number of accumulation units outstanding at end of period                271,528     289,604     227,334      29,924
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $4.49      $6.526      $8.801      $9.991
Value at end of period                                                     $5.67       $4.49      $6.526      $8.801
Number of accumulation units outstanding at end of period                245,421     288,030     339,484      54,610
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $3.58      $5.612      $7.612      $8.529
Value at end of period                                                     $4.87       $3.58      $5.612      $7.612
Number of accumulation units outstanding at end of period               137,.013     108,235     140,983      24,330

ILIAC Variable Annuity - 131765

                                      V-20

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $5.04      $6.803      $8.726      $9.951
Value at end of period                                                     $6.20       $5.04      $6.803      $8.726
Number of accumulation units outstanding at end of period                130,099     151,906     165,808      31,491
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $7.95      $8.998      $9.532      $9.867
Value at end of period                                                     $9.32       $7.95      $8.998      $9.532
Number of accumulation units outstanding at end of period                302,567     241,435     255,686      50,040
ING VP BOND PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $11.98     $11.222     $10.472     $10.042
Value at end of period                                                    $12.55      $11.98     $11.222     $10.472
Number of accumulation units outstanding at end of period                457,789     473,230     358,474      26,415
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $2.67      $4.622      $6.088      $9.288
Value at end of period                                                     $3.83       $2.67      $4.622      $6.088
Number of accumulation units outstanding at end of period                174,872     125,467     115,833      27,854
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $5.33      $7.215      $8.973      $9.481
Value at end of period                                                     $6.63       $5.33      $7.215      $8.973
Number of accumulation units outstanding at end of period                206,944     217,039     229,035      37,513
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period                                               $5.38      $7.970      $8.467
Value at end of period                                                     $7.02       $5.38      $7.970
Number of accumulation units outstanding at end of period                  8,054       6,242       3,467
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $4.04      $5.769      $8.027      $9.187
Value at end of period                                                     $5.19       $4.04      $5.769      $8.027
Number of accumulation units outstanding at end of period                135,250     121,103     144,533      44,666
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $5.93      $7.662      $9.002      $9.846
Value at end of period                                                     $7.37       $5.93      $7.662      $9.002
Number of accumulation units outstanding at end of period                713,781     675,425     649,181      90,026

ILIAC Variable Annuity - 131765

                                      V-21

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $4.74      $6.557      $8.741      $9.183
Value at end of period                                                     $6.17       $4.74      $6.557      $8.741
Number of accumulation units outstanding at end of period                137,644      71,158      77,492      27,898
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                               $7.06      $9.303      $9.883
Value at end of period                                                     $9.09       $7.06      $9.303
Number of accumulation units outstanding at end of period                  6,959       7,235       7,867
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                               $6.16      $8.447     $10.001
Value at end of period                                                     $8.30       $6.16      $8.447
Number of accumulation units outstanding at end of period                126,702      78,501      13,287
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $10.40     $10.389     $10.143     $10.044
Value at end of period                                                    $10.35      $10.40     $10.389     $10.143
Number of accumulation units outstanding at end of period                545,754     727,899     825,726     101,038
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $7.16      $9.463      $9.234      $8.762
Value at end of period                                                     $9.70       $7.16      $9.463      $9.234
Number of accumulation units outstanding at end of period                436,486     339,072     272,628      19,542
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                               $4.69      $8.467     $10.136
Value at end of period                                                     $6.40       $4.69      $8.467
Number of accumulation units outstanding at end of period                101,400      49,257      18,432
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $8.44      $9.152      $9.746      $9.982
Value at end of period                                                     $9.48       $8.44      $9.152      $9.746
Number of accumulation units outstanding at end of period                551,463     678,472     656,847     175,868
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $4.46      $6.162      $8.308     $10.000
Value at end of period                                                     $5.79       $4.46      $6.162      $8.308
Number of accumulation units outstanding at end of period                290,986     327,790     388,433     139,032

ILIAC Variable Annuity - 131765

                                      V-22

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $2.96      $4.161      $6.975     $10.000
Value at end of period                                                     $3.93       $2.96      $4.161      $6.975
Number of accumulation units outstanding at end of period                541,527     555,398     600,078     131,436
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $4.81      $6.550      $8.570     $10.000
Value at end of period                                                     $5.88       $4.81      $6.550      $8.570
Number of accumulation units outstanding at end of period                615,336     771,583     821,676     255,501
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                               $6.02      $8.872      $8.978
Value at end of period                                                     $7.69       $6.02      $8.872
Number of accumulation units outstanding at end of period                 12,326         879      25,615
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during September 2000)
Value at beginning of period                                               $9.94     $10.632     $10.763     $10.244
Value at end of period                                                    $11.39       $9.94     $10.632     $10.763
Number of accumulation units outstanding at end of period                710,713     617,718     560,757      23,734
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $3.29      $4.625      $6.828     $10.000
Value at end of period                                                     $4.07       $3.29      $4.625      $6.828
Number of accumulation units outstanding at end of period                408,856     507,860     548,565     159,723
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                               $6.26      $7.824      $8.838     $10.000
Value at end of period                                                     $7.82       $6.26      $7.824      $8.838
Number of accumulation units outstanding at end of period                281,794     265,864     260,614      86,667
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $10.87     $10.269      $9.939      $9.995
Value at end of period                                                    $12.65      $10.87     $10.269      $9.939
Number of accumulation units outstanding at end of period                238,270     157,440     129,253      17,052
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                               $5.71      $7.510      $8.170
Value at end of period                                                     $7.83       $5.71      $7.510
Number of accumulation units outstanding at end of period                 88,107       6,381       6,249

ILIAC Variable Annuity - 131765

                                      V-23

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
UBS TACTICAL ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                               $6.26      $8.244      $9.567      $9.565
Value at end of period                                                     $7.86       $6.26      $8.244      $9.567
Number of accumulation units outstanding at end of period                 88,298      81,758     149,872         200

ILIAC Variable Annuity - 131765

                                      V-24

                         CONDENSED FINANCIAL INFORMATION

                                     TABLE V
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $4.30       $5.782      $7.672      $10.077
Value at end of period                                                    $5.47        $4.30      $5.782       $7.672
Number of accumulation units outstanding at end of period               229,855      235,585     261,736       88,286
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $5.16       $6.222      $8.207      $10.000
Value at end of period                                                    $6.31        $5.16      $6.222       $8.207
Number of accumulation units outstanding at end of period               247,908      263,338     297,127      162,481
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                             $11.69      $10.855     $10.384      $10.222
Value at end of period                                                   $11.61       $11.69     $10.855      $10.384
Number of accumulation units outstanding at end of period               121,747      259,823      72,882        5,029
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $3.35       $4.929      $7.604      $10.000
Value at end of period                                                    $4.32        $3.35      $4.929       $7.604
Number of accumulation units outstanding at end of period               310,878      361,314     122,963       98,934
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $5.18       $7.556      $8.796       $9.667
Value at end of period                                                    $6.36        $5.18      $7.556       $8.796
Number of accumulation units outstanding at end of period               473,551      562,473     575,874      156,962
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $7.84      $10.232     $10.378      $10.240
Value at end of period                                                   $10.20        $7.84     $10.232      $10.378
Number of accumulation units outstanding at end of period               346,882      324,306     301,192       15,500
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.54       $6.662      $8.191       $9.170
Value at end of period                                                    $5.52        $4.54      $6.662       $8.191
Number of accumulation units outstanding at end of period               280,459      235,804     298,931      113,044

ILIAC Variable Annuity - 131765

                                      V-25

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.93       $7.356      $8.582       $9.065
Value at end of period                                                    $7.21        $4.93      $7.356       $8.582
Number of accumulation units outstanding at end of period                67,459       26,431      25,884        5,820
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $7.24       $8.131      $9.432      $10.000
Value at end of period                                                    $9.14        $7.24      $8.131       $9.432
Number of accumulation units outstanding at end of period               470,820      281,389     255,868       58,407
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $8.11       $9.939     $10.645      $10.000
Value at end of period                                                   $10.39        $8.11      $9.939      $10.645
Number of accumulation units outstanding at end of period               479,898      442,137     376,901       17,998
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $4.75       $6.914      $8.546       $9.790
Value at end of period                                                    $6.20        $4.75      $6.914       $8.546
Number of accumulation units outstanding at end of period               533,582      529,194     547,139      121,084
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $7.46       $7.338      $8.463       $9.903
Value at end of period                                                    $9.33        $7.46      $7.338       $8.463
Number of accumulation units outstanding at end of period               350,483      138,089      78,147       13,207
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $5.64       $7.011      $9.767      $10.111
Value at end of period                                                    $7.18        $5.64      $7.011       $9.767
Number of accumulation units outstanding at end of period               107,187       90,377      74,030       19,915
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.46       $6.500      $8.794       $9.984
Value at end of period                                                    $5.61        $4.46      $6.500       $8.794
Number of accumulation units outstanding at end of period               166,817      196,376     287,459       59,096
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $3.55       $5.590      $7.608       $9.683
Value at end of period                                                    $4.82        $3.55      $5.590       $7.608
Number of accumulation units outstanding at end of period               157,743      162,543     184,512       23,377

ILIAC Variable Annuity - 131765

                                      V-26

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $5.00       $6.777      $8.719       $9.996
Value at end of period                                                    $6.14        $5.00      $6.777       $8.719
Number of accumulation units outstanding at end of period               120,065      121,588     131,798       26,544
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $7.90       $8.963      $9.524      $10.000
Value at end of period                                                    $9.22        $7.90      $8.963       $9.524
Number of accumulation units outstanding at end of period               141,763      128,993     156,083       56,480
ING VP BOND PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                             $11.90      $11.178     $10.463      $10.131
Value at end of period                                                   $12.43       $11.90     $11.178      $10.463
Number of accumulation units outstanding at end of period               258,564      257,779     174,378       24,878
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $2.66       $4.604      $6.083       $9.300
Value at end of period                                                    $3.80        $2.66      $4.604       $6.083
Number of accumulation units outstanding at end of period                93,594       90,585     130,825       72,410
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $5.30       $7.187      $8.965      $10.000
Value at end of period                                                    $6.56        $5.30      $7.187       $8.965
Number of accumulation units outstanding at end of period               158,741      141,086     140,249       49,524
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                              $5.35       $7.954      $9.970
Value at end of period                                                    $6.96        $5.35      $7.954
Number of accumulation units outstanding at end of period                 1,775        1,596       1,414
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $4.01       $5.747      $8.021       $9.727
Value at end of period                                                    $5.14        $4.01      $5.747       $8.021
Number of accumulation units outstanding at end of period               101,519      105,967     116,474       46,376
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                              $5.88       $7.633      $8.995      $10.000
Value at end of period                                                    $7.29        $5.88      $7.633       $8.995
Number of accumulation units outstanding at end of period               512,899      539,612     651,208      214,203

ILIAC Variable Annuity - 131765

                                      V-27

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.70       $6.531      $8.734      $10.038
Value at end of period                                                    $6.10        $4.70      $6.531       $8.734
Number of accumulation units outstanding at end of period                53,643       50,412      66,652       20,253
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period                                              $7.02       $9.284      $9.284
Value at end of period                                                    $9.02        $7.02      $9.284
Number of accumulation units outstanding at end of period                 3,527        2,778       2,777
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $6.13       $8.429      $9.630
Value at end of period                                                    $8.23        $6.13      $8.429
Number of accumulation units outstanding at end of period               114,055       47,024      14,483
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                             $10.33      $10.348     $10.135      $10.015
Value at end of period                                                   $10.24       $10.33     $10.348      $10.135
Number of accumulation units outstanding at end of period               559,971      832,127     716,591       68,061
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $7.11       $9.426      $9.226      $10.169
Value at end of period                                                    $9.60        $7.11      $9.426       $9.226
Number of accumulation units outstanding at end of period               237,295      170,804     175,854       22,000
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.67       $8.450      $9.638
Value at end of period                                                    $6.35        $4.67      $8.450
Number of accumulation units outstanding at end of period                82,631       39,805       4,949
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $8.38       $9.116      $9.738      $10.000
Value at end of period                                                    $9.39        $8.38      $9.116       $9.738
Number of accumulation units outstanding at end of period               373,097      472,318     483,591      180,750
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $4.43       $6.138      $8.301      $10.000
Value at end of period                                                    $5.74        $4.43      $6.138       $8.301
Number of accumulation units outstanding at end of period               344,774      353,242     478,007      198,258

ILIAC Variable Annuity - 131765

                                      V-28

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $2.93       $4.145      $6.969      $10.000
Value at end of period                                                    $3.90        $2.93      $4.145       $6.969
Number of accumulation units outstanding at end of period               293,508      385,034     470,611      127,628
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $4.78       $6.525      $8.563      $10.000
Value at end of period                                                    $5.82        $4.78      $6.525       $8.563
Number of accumulation units outstanding at end of period               617,687      699,890     883,452      276,998
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                              $5.99       $8.854      $9.109
Value at end of period                                                    $7.62        $5.99      $8.854
Number of accumulation units outstanding at end of period                 4,396        4,124       6,445
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $9.87      $10.591     $10.754      $10.243
Value at end of period                                                   $11.28        $9.87     $10.591      $10.754
Number of accumulation units outstanding at end of period               507,365      469,356     343,895       17,925
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $3.27       $4.607      $6.823      $10.000
Value at end of period                                                    $4.03        $3.27      $4.607       $6.823
Number of accumulation units outstanding at end of period               271,657      263,904     297,834      108,107
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $6.22       $7.794      $8.831       $9.736
Value at end of period                                                    $7.74        $6.22      $7.794       $8.831
Number of accumulation units outstanding at end of period               289,098      245,483     249,385       72,969
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                             $10.80      $10.229      $9.931       $9.991
Value at end of period                                                   $12.53       $10.80     $10.229       $9.931
Number of accumulation units outstanding at end of period               117,139      100,171      72,122       16,124
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                              $5.68       $7.495      $8.295
Value at end of period                                                    $7.77        $5.68      $7.495
Number of accumulation units outstanding at end of period                59,608        7,318       1,176

ILIAC Variable Annuity - 131765

                                      V-29

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
UBS TACTICAL ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                              $6.22       $8.212      $9.559       $9.954
Value at end of period                                                    $7.78        $6.22      $8.212       $9.559
Number of accumulation units outstanding at end of period                79,267       74,439      66,813        8,215

ILIAC Variable Annuity - 131765

                                      V-30

                         CONDENSED FINANCIAL INFORMATION

                                    TABLE VI
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH P

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $4.28       $5.771      $7.669      $10.097
Value at end of period                                                    $5.44        $4.28      $5.771       $7.669
Number of accumulation units outstanding at end of period               159,215      158,970     177,076       98,266
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $5.14       $6.210      $8.204       $9.845
Value at end of period                                                    $6.28        $5.14      $6.210       $8.204
Number of accumulation units outstanding at end of period                99,620      105,523     135,664       69,883
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                             $11.65      $10.834     $10.379      $10.350
Value at end of period                                                   $11.55       $11.65     $10.834      $10.379
Number of accumulation units outstanding at end of period                65,075       61,959      52,316        2,947
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $3.34       $4.939      $7.601      $10.032
Value at end of period                                                    $4.30        $3.34      $4.939       $7.601
Number of accumulation units outstanding at end of period               113,902      111,966     442,717       52,042
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $5.16       $7.541      $8.793      $10.009
Value at end of period                                                    $6.33        $5.16      $7.541       $8.793
Number of accumulation units outstanding at end of period               126,619      143,877     168,627       28,615
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                              $7.81      $10.212     $10.374      $10.145
Value at end of period                                                   $10.15        $7.81     $10.212      $10.374
Number of accumulation units outstanding at end of period               155,625       84,109      72,600        1,545
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.52       $6.649      $8.188       $9.504
Value at end of period                                                    $5.49        $4.52      $6.649       $8.188
Number of accumulation units outstanding at end of period                67,892       83,613      79,454        6,109

ILIAC Variable Annuity - 131765

                                      V-31

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.91       $7.341      $8.579       $9.714
Value at end of period                                                    $7.18        $4.91      $7.341       $8.579
Number of accumulation units outstanding at end of period                44,822        5,281       5,613          835
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $7.22       $8.115      $9.428       $9.607
Value at end of period                                                    $9.10        $7.22      $8.115       $9.428
Number of accumulation units outstanding at end of period                99,481       79,561      68,936       10,423
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $8.08       $9.920     $10.640      $10.074
Value at end of period                                                   $10.33        $8.08      $9.920      $10.640
Number of accumulation units outstanding at end of period                92,558       51,427      61,951        7,261
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.73       $6.900      $8.543       $9.018
Value at end of period                                                    $6.17        $4.73      $6.900       $8.543
Number of accumulation units outstanding at end of period               135,449      101,766     111,952       37,652
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $7.43       $7.324      $8.459       $9.371
Value at end of period                                                    $9.28        $7.43      $7.324       $8.459
Number of accumulation units outstanding at end of period                52,953       55,375      45,717       12,250
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $5.62       $6.997      $9.763       $9.724
Value at end of period                                                    $7.14        $5.62      $6.997       $9.763
Number of accumulation units outstanding at end of period                12,780       10,991      10,819        7,075
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.44       $6.488      $8.790       $9.186
Value at end of period                                                    $5.58        $4.44      $6.488       $8.790
Number of accumulation units outstanding at end of period               108,388      114,025     126,421       94,883
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $3.54       $5.579      $7.605       $8.273
Value at end of period                                                    $4.80        $3.54      $5.579       $7.605
Number of accumulation units outstanding at end of period                97,562       58,907      74,707       22,160

ILIAC Variable Annuity - 131765

                                      V-32

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.98       $6.763      $8.715       $9.414
Value at end of period                                                    $6.11        $4.98      $6.763       $8.715
Number of accumulation units outstanding at end of period                35,349       38,140      51,496        2,326
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $7.87       $8.945      $9.520       $9.924
Value at end of period                                                    $9.18        $7.87      $8.945       $9.520
Number of accumulation units outstanding at end of period                80,704       77,192      74,575       29,543
ING VP BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                             $11.86      $11.157     $10.459      $10.323
Value at end of period                                                   $12.36       $11.86     $11.157      $10.459
Number of accumulation units outstanding at end of period                66,982       72,408     134,013        2,717
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $2.65       $4.595      $6.080       $8.131
Value at end of period                                                    $3.78        $2.65      $4.595       $6.080
Number of accumulation units outstanding at end of period                22,775       22,240      31,073       27,016
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $5.28       $7.173      $8.962       $9.312
Value at end of period                                                    $6.53        $5.28      $7.173       $8.962
Number of accumulation units outstanding at end of period                80,267       77,343      70,511        6,539
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                              $5.34       $7.510
Value at end of period                                                    $6.94        $5.34
Number of accumulation units outstanding at end of period                 9,355        1,028
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.00       $5.736      $8.017       $9.280
Value at end of period                                                    $5.11        $4.00      $5.736       $8.017
Number of accumulation units outstanding at end of period                13,017       12,355      15,657        5,769
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                              $5.86       $7.618      $8.991      $10.031
Value at end of period                                                    $7.26        $5.86      $7.618       $8.991
Number of accumulation units outstanding at end of period               202,025      220,225     197,497       12,685

ILIAC Variable Annuity - 131765

                                      V-33

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.69       $6.518      $8.730       $9.317
Value at end of period                                                    $6.07        $4.69      $6.518       $8.730
Number of accumulation units outstanding at end of period                 7,970        5,586       6,120          899
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                              $7.01       $9.440
Value at end of period                                                    $8.98        $7.01
Number of accumulation units outstanding at end of period                 3,275        3,338
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                              $6.11       $8.420      $9.481
Value at end of period                                                    $8.20        $6.11      $8.420
Number of accumulation units outstanding at end of period                13,425        7,015         288
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                             $10.30      $10.328     $10.130      $10.014
Value at end of period                                                   $10.19       $10.30     $10.328      $10.130
Number of accumulation units outstanding at end of period               226,002      207,160     290,006       92,189
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                              $7.09       $9.408      $9.223       $9.222
Value at end of period                                                    $9.56        $7.09      $9.408       $9.223
Number of accumulation units outstanding at end of period                42,546       36,062      31,930        3,438
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                              $4.66       $8.441     $10.175
Value at end of period                                                    $6.32        $4.66      $8.441
Number of accumulation units outstanding at end of period                13,008       11,288       2,354
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $8.35       $9.098      $9.734      $10.056
Value at end of period                                                    $9.34        $8.35      $9.098       $9.734
Number of accumulation units outstanding at end of period               138,079      144,444     159,510       49,506
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.42       $6.126      $8.298       $9.982
Value at end of period                                                    $5.71        $4.42      $6.126       $8.298
Number of accumulation units outstanding at end of period               120,725      129,993     140,973       83,221

ILIAC Variable Annuity - 131765

                                      V-34

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $2.92       $4.137      $6.966       $9.755
Value at end of period                                                    $3.88        $2.92      $4.137       $6.966
Number of accumulation units outstanding at end of period               229,055      278,823     273,183      131,360
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $4.76       $6.512      $8.559       $9.853
Value at end of period                                                    $5.79        $4.76      $6.512       $8.559
Number of accumulation units outstanding at end of period               186,074      194,741     210,061      113,875
JENNISON PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period                                              $5.97       $8.844      $8.105
Value at end of period                                                    $7.59        $5.97      $8.844
Number of accumulation units outstanding at end of period                 1,356        1,485         629
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $9.83      $10.570     $10.749      $10.077
Value at end of period                                                   $11.22        $9.83     $10.570      $10.749
Number of accumulation units outstanding at end of period               156,338      143,894     152,627       15,277
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                              $3.26       $4.598      $6.820      $10.260
Value at end of period                                                    $4.01        $3.26      $4.598       $6.820
Number of accumulation units outstanding at end of period               325,523      375,412     361,045      318,940
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $6.20       $7.779      $8.827       $9.168
Value at end of period                                                    $7.70        $6.20      $7.779       $8.827
Number of accumulation units outstanding at end of period               101,349      106,267      94,124       13,806
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 2000)
Value at beginning of period                                             $10.76      $10.209      $9.927       $9.822
Value at end of period                                                   $12.46       $10.76     $10.209       $9.927
Number of accumulation units outstanding at end of period                39,219       28,773      33,698        2,305
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                              $5.67       $7.487      $7.170
Value at end of period                                                    $7.74        $5.67      $7.487
Number of accumulation units outstanding at end of period                 6,705          212         213

ILIAC Variable Annuity - 131765

                                      V-35

                   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          2003        2002        2001        2000
                                                                          ----        ----        ----        ----
UBS TACTICAL ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                              $6.19       $8.196      $9.555       $9.803
Value at end of period                                                    $7.74        $6.19      $8.196       $9.555
Number of accumulation units outstanding at end of period                31,946       40,586      65,708       11,556

ILIAC Variable Annuity - 131765